Commitments, Guarantees and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments, Guarantees and Contingencies
COMMITMENTS, GUARANTEES AND CONTINGENCIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants are subject to certain claims and legal actions arising in the ordinary course of business.  In addition, the Registrants business activities are subject to extensive governmental regulation related to public health and the environment.  The ultimate outcome of such pending or potential litigation against the Registrants cannot be predicted.  Management accrues contingent liabilities only when management concludes that it is both probable that a liability has been incurred at the date of the financial statements and the amount of loss can be reasonably estimated. When management determines that it is not probable, but rather reasonably possible that a liability has been incurred at the date of the financial statements, management discloses such contingencies and the possible loss or range of loss if such estimate can be made. Any estimated range is based on currently available information and involves elements of judgment and significant uncertainties. Any estimated range of possible loss may not represent the maximum possible loss exposure. Circumstances change over time and actual results may vary significantly from estimates.

For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the financial statements.
COMMITMENTS

Construction and Commitments

The AEP System has substantial construction commitments to support its operations and environmental investments.  In managing the overall construction program and in the normal course of business, AEP subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. Fuel, materials, supplies, services and property, plant and equipment are also purchased under contract as part of the normal course of business.  Certain supply contracts contain penalty provisions for early termination.

In accordance with the accounting guidance for “Commitments”, the following tables summarize the Registrants’ actual contractual commitments as of December 31, 2015:

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,038.0	$2,442.7	$1,723.6	$1,072.6	$7,276.9
Energy and Capacity Purchase Contracts	203.0	431.5	437.1	1,961.7	3,033.3
Construction Contracts for Capital Assets (b)	178.6	—	—	—	178.6
Total	$2,419.6	$2,874.2	$2,160.7	$3,034.3	$10,488.8

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$447.4	$585.8	$486.8	$244.8	$1,764.8
Energy and Capacity Purchase Contracts	33.0	67.3	69.8	473.5	643.6
Construction Contracts for Capital Assets (b)	19.5	—	—	—	19.5
Total	$499.9	$653.1	$556.6	$718.3	$2,427.9

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$394.2	$349.9	$252.2	$286.4	$1,282.7
Energy and Capacity Purchase Contracts	108.1	230.1	236.0	613.9	1,188.1
Construction Contracts for Capital Assets (b)	8.8	—	—	—	8.8
Total	$511.1	$580.0	$488.2	$900.3	$2,479.6

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$27.0	$54.8	$56.2	$479.9	$617.9
Construction Contracts for Capital Assets (b)	4.7	—	—	—	4.7
Total	$31.7	$54.8	$56.2	$479.9	$622.6

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$123.7	$86.8	$41.8	$41.8	$294.1
Energy and Capacity Purchase Contracts	83.6	182.2	181.9	369.7	817.4
Construction Contracts for Capital Assets (b)	1.8	—	—	—	1.8
Total	$209.1	$269.0	$223.7	$411.5	$1,113.3

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$198.5	$136.8	$78.6	$69.8	$483.7
Energy and Capacity Purchase Contracts	27.3	66.0	67.7	204.6	365.6
Construction Contracts for Capital Assets (b)	4.8	—	—	—	4.8
Total	$230.6	$202.8	$146.3	$274.4	$854.1

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.”  There is no collateral held in relation to any guarantees.  In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit (Applies to AEP, APCo, I&M and OPCo)

Standby letters of credit are entered into with third parties.  These letters of credit are issued in the ordinary course of business and cover items such as natural gas and electricity risk management contracts, construction contracts, insurance programs, security deposits and debt service reserves.

AEP has two revolving credit facilities totaling $3.5 billion, under which up to $1.2 billion may be issued as letters of credit on behalf of subsidiaries.  As of December 31, 2015, AEP’s maximum future payments for letters of credit issued under the revolving credit facilities were $23 million with maturities ranging from February 2016 to December 2016. In January 2016, the letter of credit maturing in February 2016 was replaced with a new letter of credit expiring in January 2017.

An uncommitted facility gives the issuer of the facility the right to accept or decline each request made under the facility. AEP also issues letters of credit on behalf of subsidiaries under three uncommitted facilities totaling $225 million.  As of December 31, 2015, the Registrants’ maximum future payments for letters of credit issued under the uncommitted facilities were as follows:

Company	Amount	Maturity
	(in millions)
AEP	$124.6	June 2016 to December 2016
OPCo	4.2	September 2016

The Registrants have $477 million of variable rate Pollution Control Bonds supported by $482 million of bilateral letters of credit as follows:

Company	Pollution Control Bonds	Bilateral Letters of Credit		Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$476.7	$482.1	(a)	March 2016 to July 2017
APCo	229.7	232.3	(a)	March 2016 to March 2017
I&M	77.0	77.9		March 2017

(a)	In January 2016, $76 million of bilateral letters of credit maturing in March 2016 were cancelled.

Guarantees of Third-Party Obligations (Applies to AEP and SWEPCo)

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation of $115 million.  Since SWEPCo uses self-bonding, the guarantee provides for SWEPCo to commit to use its resources to complete the reclamation in the event the work is not completed by Sabine.  This guarantee ends upon depletion of reserves and completion of final reclamation.  Based on the latest study completed in 2010, it is estimated the reserves will be depleted in 2036 with final reclamation completed by 2046 at an estimated cost of approximately $58 million.  Actual reclamation costs could vary due to period inflation and any changes to actual mine reclamation.  As of December 31, 2015, SWEPCo has collected approximately $65 million through a rider for final mine closure and reclamation costs, of which $15 million is recorded in Deferred Credits and Other Noncurrent Liabilities and $50 million is recorded in Asset Retirement Obligations on SWEPCo’s balance sheet.

Sabine charges SWEPCo, its only customer, all of its costs.  SWEPCo passes these costs to customers through its fuel clause.

Indemnifications and Other Guarantees

Contracts

The Registrants enter into certain types of contracts which require indemnifications.  Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements.  Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters.  With respect to sale agreements, exposure generally does not exceed the sale price.  As of December 31, 2015, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of AEP companies related to power purchase and sale activity.  PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to power purchase and sale activity.

Lease Obligations

Certain Registrants lease certain equipment under master lease agreements.  See “Master Lease Agreements”, “Railcar Lease” and “AEPRO Boat and Barge Leases” sections of Note 13 for disclosure of lease residual value guarantees.
ENVIRONMENTAL CONTINGENCIES

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF.  Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized.  In addition, the generation plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials.  The Registrants currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that are released to the environment.  The Federal EPA administers the clean-up programs.  Several states enacted similar laws.  As of December 31, 2015, APCo and OPCo are named as a Potentially Responsible Party (PRP) for one site and three sites, respectively, by the Federal EPA for which alleged liability is unresolved.  There are nine additional sites for which APCo, I&M, OPCo, SWEPCo and other AEP subsidiaries received information requests which could lead to PRP designation.  I&M has also been named potentially liable at two sites under state law including the I&M site discussed in the next paragraph.  SWEPCo has also been named potentially liable at one site under state law.  In those instances where a PRP or defendant has been named, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories.  Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm.  I&M started remediation work in accordance with a plan approved by MDEQ. In 2014, I&M recorded an accrual for remediation at certain additional sites in Michigan. As a result of receiving approval of completed remediation work from the MDEQ in March 2015, I&M’s accrual was reduced. As of December 31, 2015, I&M’s accrual for all of these sites is $8 million.  As the remediation work is completed, I&M’s cost may change as new information becomes available concerning either the level of contamination at the sites or changes in the scope of remediation.  Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability.  Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous.  Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises.  At present, management’s estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M sites discussed above.

NUCLEAR CONTINGENCIES (APPLIES TO AEP AND I&M)

I&M owns and operates the two-unit 2,191 MW Cook Plant under licenses granted by the Nuclear Regulatory Commission (NRC).  I&M has a significant future financial commitment to dispose of SNF and to safely decommission and decontaminate the plant.  The licenses to operate the two nuclear units at the Cook Plant expire in 2034 and 2037.  The operation of a nuclear facility also involves special risks, potential liabilities and specific regulatory and safety requirements.  By agreement, I&M is partially liable, together with all other electric utility companies that own nuclear generation units, for a nuclear power plant incident at any nuclear plant in the U.S.  Should a nuclear incident occur at any nuclear power plant in the U.S., the resultant liability could be substantial.

Decommissioning and Low Level Waste Accumulation Disposal

The cost to decommission a nuclear plant is affected by NRC regulations and the SNF disposal program.  Decommissioning costs are accrued over the service life of the Cook Plant.  The most recent decommissioning cost study was performed in 2015.  According to that study, the estimated cost of decommissioning and disposal of low-level radioactive waste is $1.6 billion in 2015 nondiscounted dollars, with additional ongoing costs of $5 million per year for post decommissioning storage of SNF and an eventual cost of $57 million for the subsequent decommissioning of the spent fuel storage facility, also in 2015 nondiscounted dollars. I&M recovers estimated decommissioning costs for the Cook Plant in its rates.  The amounts recovered in rates were $9 million, $9 million and $10 million for the years ended December 31, 2015, 2014 and 2013, respectively.  Decommissioning costs recovered from customers are deposited in external trusts.

As of December 31, 2015 and 2014, the total decommissioning trust fund balance was $1.8 billion and $1.8 billion, respectively.  Trust fund earnings increase the fund assets and decrease the amount remaining to be recovered from ratepayers.  The decommissioning costs (including interest, unrealized gains and losses and expenses of the trust funds) increase or decrease the recorded liability.

I&M continues to work with regulators and customers to recover the remaining estimated costs of decommissioning the Cook Plant.  However, future net income and cash flows would be reduced and financial condition could be impacted if the cost of SNF disposal and decommissioning continues to increase and cannot be recovered.

SNF Disposal

The federal government is responsible for permanent SNF disposal and assesses fees to nuclear plant owners for SNF disposal.  A fee of one mill per KWh for fuel consumed after April 6, 1983 at the Cook Plant is being collected from customers and remitted to the U.S. Treasury.  This fee was terminated in May 2014. As of December 31, 2015 and 2014, fees and related interest of $266 million and $266 million, respectively, for fuel consumed prior to April 7, 1983 have been recorded as Long-term Debt and funds collected from customers along with related earnings totaling $309 million and $309 million, respectively, to pay the fee are recorded as part of Spent Nuclear Fuel and Decommissioning Trusts.  I&M has not paid the government the pre-April 1983 fees due to continued delays and uncertainties related to the federal disposal program.

In 2011, I&M signed a settlement agreement with the federal government which permits I&M to make annual filings to recover certain SNF storage costs incurred as a result of the government’s delays in accepting SNF for permanent storage.  Under the settlement agreement, I&M received $13 million, $22 million and $31 million in 2015, 2014 and 2013, respectively, to recover costs and will be eligible to receive additional payment of annual claims for allowed costs that are incurred through December 31, 2016.  The proceeds reduced costs for dry cask storage.  As of December 31, 2015, I&M has deferred $6 million in Prepayments and Other Current Assets and $21 million in Deferred Charges and Other Noncurrent Assets on the balance sheet of dry cask storage and related operation and maintenance costs for recovery under this agreement.

See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 11 for disclosure of the fair value of assets within the trusts.

Nuclear Incident Liability

I&M carries insurance coverage for a nuclear incident at the Cook Plant for property damage, decommissioning and decontamination in the amount of $2.8 billion.  Insurance coverage for a nonnuclear incident at the Cook Plant is $1.7 billion.  Additional insurance provides coverage for a weekly indemnity payment resulting from an insured accidental outage.  I&M utilizes industry mutual insurers for the placement of this insurance coverage.  Participation in this mutual insurance requires a contingent financial obligation of up to $49 million for I&M which is assessable if the insurer’s financial resources would be inadequate to pay for losses.
The Price-Anderson Act, extended through December 31, 2025, establishes insurance protection for public liability arising from a nuclear incident at $13.5 billion and covers any incident at a licensed reactor in the U.S.  Commercially available insurance, which must be carried for each licensed reactor, provides $375 million of coverage.  In the event of a nuclear incident at any nuclear plant in the U.S., the remainder of the liability would be provided by a deferred premium assessment of $127 million on each licensed reactor in the U.S. payable in annual installments of $19 million.  As a result, I&M could be assessed $255 million per nuclear incident payable in annual installments of $38 million.  The number of incidents for which payments could be required is not limited.

In the event of an incident of a catastrophic nature, I&M is initially covered for the first $375 million through commercially available insurance.  The next level of liability coverage of up to $13.1 billion would be covered by claims made under the Price-Anderson Act.  If the liability were in excess of amounts recoverable from insurance and retrospective claim payments made under the Price-Anderson Act, I&M would seek to recover those amounts from customers through rate increases.  In the event nuclear losses or liabilities are underinsured or exceed accumulated funds and recovery from customers is not possible, it could reduce future net income and cash flows and impact financial condition.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses

The Registrants maintain insurance coverage normal and customary for electric utilities, subject to various deductibles.  The Registrants also maintain property and casualty insurance that may cover certain physical damage or third-party injuries caused by cyber security incidents. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions.  Covered property generally includes power plants, substations, facilities and inventories.  Excluded property generally includes transmission and distribution lines, poles and towers.  The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrants.  Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

See “Nuclear Contingencies” section of this footnote for a discussion of I&M’s nuclear exposures and related insurance.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to a cyber security incident or damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant.  Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could reduce future net income and cash flows and impact financial condition.

Rockport Plant Litigation (Applies to AEP and I&M)

In July 2013, the Wilmington Trust Company filed a complaint in U.S. District Court for the Southern District of New York against AEGCo and I&M alleging that it will be unlawfully burdened by the terms of the modified NSR consent decree after the Rockport Plant, Unit 2 lease expiration in December 2022.  The terms of the consent decree allow the installation of environmental emission control equipment, repowering or retirement of the unit.  The plaintiff further alleges that the defendants’ actions constitute breach of the lease and participation agreement.  The plaintiff seeks a judgment declaring that the defendants breached the lease, must satisfy obligations related to installation of emission control equipment and indemnify the plaintiff.  The New York court granted a motion to transfer this case to the U.S. District Court for the Southern District of Ohio.  In October 2013, a motion to dismiss the case was filed on behalf of AEGCo and I&M. In January 2015, the court issued an opinion and order granting the motion in part and denying the motion in part. The court dismissed certain of the plaintiff’s claims. Several claims remain, including the claim for breach of the participation agreement and a claim alleging breach of an implied covenant of good faith and fair dealing. In June 2015, AEGCo and I&M filed a motion for partial judgment on the claims seeking dismissal of the breach of participation agreement claim as well as any claim for indemnification of costs associated with this case. The plaintiff subsequently filed an amended complaint to add another claim under the lease and also filed a motion for partial summary judgment. In November 2015, AEGCo and I&M filed a motion to strike the plaintiff’s motion for partial judgment and filed a motion to dismiss the case for failure to state a claim. Management will continue to defend against the remaining claims.  Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Natural Gas Markets Lawsuits (Applies to AEP)

In 2002, the Lieutenant Governor of California filed a lawsuit in Los Angeles County California Superior Court against numerous energy companies, including AEP, alleging violations of California law through alleged fraudulent reporting of false natural gas price and volume information with an intent to affect the market price of natural gas and electricity.  AEP was dismissed from the case.  A number of similar cases were also filed in California and in state and federal courts in several states making essentially the same allegations under federal or state laws against the same companies.  AEP (or a subsidiary) is among the companies named as defendants in some of these cases.  AEP settled, received summary judgment or was dismissed from all of these cases.  The plaintiffs appealed the Nevada federal district court’s dismissal of several cases involving AEP companies to the U.S. Court of Appeals for the Ninth Circuit.  In April 2013, the appellate court reversed in part, and affirmed in part, the district court’s orders in these cases.  The appellate court reversed the district court’s holding that the state antitrust claims were preempted by the Natural Gas Act and the order dismissing AEP from two of the cases on personal jurisdiction grounds and affirmed the decision denying leave to the plaintiffs to amend their complaints in two of the cases.  Defendants in these cases, including AEP, filed a petition seeking further review with the U.S. Supreme Court on the preemption issue. AEP also subsequently filed a separate petition with the U.S. Supreme Court seeking review of the personal jurisdiction issue. In July 2014, the U.S. Supreme Court granted the defendants’ previously filed petition for further review with the U.S. Supreme Court on the preemption issue. Oral argument occurred in January 2015. In April 2015, the U.S. Supreme Court affirmed the judgment of the U.S. Court of Appeals for the Ninth Circuit on the preemption issue, holding that the plaintiffs’ state antitrust claims were not preempted by the Natural Gas Act. The U.S. Supreme Court denied AEP’s petition for review of the personal jurisdiction issue shortly thereafter. The cases were remanded to the district court for further proceedings. There are four pending cases, of which three are class actions and one is a single plaintiff case. A tentative settlement has been reached in the three class actions. This settlement, once finalized, will be subject to court approval. Management will continue to defend the remaining case. Management is unable to determine the amount of potential additional loss that is reasonably possible of occurring.

Wage and Hours Lawsuit (Applies to AEP and PSO)

In August 2013, PSO received an amended complaint filed in the U.S. District Court for the Northern District of Oklahoma by 36 current and former line and warehouse employees alleging that they were denied overtime pay in violation of the Fair Labor Standards Act.  Plaintiffs claim that they are entitled to overtime pay for “on call” time. They allege that restrictions placed on them during on call hours are burdensome enough that they are entitled to compensation for these hours as hours worked.  Plaintiffs also filed a motion to conditionally certify this action as a class action, claiming there are an additional 70 individuals similarly situated to plaintiffs.  Plaintiffs seek damages in the amount of unpaid overtime over a three-year period and liquidated damages in the same amount.

In March 2014, the federal court granted plaintiffs’ motion to conditionally certify the action as a class action.  Notice was given to all potential class members and an additional 44 individuals opted in to the class, bringing the plaintiff class to 80 current and former employees. Two plaintiffs have since dismissed their claims without prejudice, leaving 78 plaintiffs. In January 2016, the plaintiffs’ lead counsel filed a motion to withdraw from the case and the motion was denied by the court. Subsequently, a motion to dismiss without prejudice was filed on behalf of 35 named plaintiffs. In February 2016, PSO filed a motion for summary judgment. Management will continue to defend the case. Management does not believe a loss is probable. If there is an unfavorable outcome contrary to expectations, management estimates possible losses of up to $30 million.
National Do Not Call Registry Lawsuit (Applies to AEP)
In May 2014, AEP Energy was served with a complaint filed in the U.S. District Court for the Northern District of Illinois, alleging violations of the Telephone Consumer Protection Act (TCPA). The plaintiff alleges that he received telemarketing calls on behalf of AEP Energy despite having registered his telephone number on the National Do Not Call Registry. Plaintiff seeks to represent a class of persons who allegedly received such calls. Plaintiff seeks statutory damages under the TCPA on behalf of himself and the alleged class as well as injunctive relief. As a result of a mediation held in October 2014, the parties reached an agreement in principle, subject to final documentation and preliminary and final court approval. The court granted final approval of the settlement in September 2015 and terminated the case in November 2015. The settlement had an immaterial impact to AEP’s financial statements.

Gavin Landfill Litigation (Applies to AEP and OPCo)
In August 2014, a complaint was filed in the Mason County, West Virginia Circuit Court against AEP, AEPSC, OPCo and an individual supervisor alleging wrongful death and personal injury/illness claims arising out of purported exposure to coal combustion by-product waste at the Gavin Plant landfill.  The lawsuit was filed on behalf of 77 plaintiffs, consisting of 39 current and former contractors of the landfill and 38 family members of those contractors.  Eleven of the family members are pursuing personal injury/illness claims and the remainder are pursuing loss of consortium claims.  The plaintiffs seek compensatory and punitive damages, as well as medical monitoring.  In September 2014, management filed a motion to dismiss the complaint, contending the case should be filed in Ohio. In August 2015, the court denied the motion. Management appealed that decision to the West Virginia Supreme Court. In February 2016, a decision was issued by the court denying the appeal and remanding the case to the West Virginia Mass Litigation Panel rather than back to the Mason County, West Virginia Circuit Court. Management will continue to defend against the claims.  Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Appalachian Power Co [Member]
Commitments, Guarantees and Contingencies
COMMITMENTS, GUARANTEES AND CONTINGENCIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants are subject to certain claims and legal actions arising in the ordinary course of business.  In addition, the Registrants business activities are subject to extensive governmental regulation related to public health and the environment.  The ultimate outcome of such pending or potential litigation against the Registrants cannot be predicted.  Management accrues contingent liabilities only when management concludes that it is both probable that a liability has been incurred at the date of the financial statements and the amount of loss can be reasonably estimated. When management determines that it is not probable, but rather reasonably possible that a liability has been incurred at the date of the financial statements, management discloses such contingencies and the possible loss or range of loss if such estimate can be made. Any estimated range is based on currently available information and involves elements of judgment and significant uncertainties. Any estimated range of possible loss may not represent the maximum possible loss exposure. Circumstances change over time and actual results may vary significantly from estimates.

For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the financial statements.
COMMITMENTS

Construction and Commitments

The AEP System has substantial construction commitments to support its operations and environmental investments.  In managing the overall construction program and in the normal course of business, AEP subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. Fuel, materials, supplies, services and property, plant and equipment are also purchased under contract as part of the normal course of business.  Certain supply contracts contain penalty provisions for early termination.

In accordance with the accounting guidance for “Commitments”, the following tables summarize the Registrants’ actual contractual commitments as of December 31, 2015:

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,038.0	$2,442.7	$1,723.6	$1,072.6	$7,276.9
Energy and Capacity Purchase Contracts	203.0	431.5	437.1	1,961.7	3,033.3
Construction Contracts for Capital Assets (b)	178.6	—	—	—	178.6
Total	$2,419.6	$2,874.2	$2,160.7	$3,034.3	$10,488.8

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$447.4	$585.8	$486.8	$244.8	$1,764.8
Energy and Capacity Purchase Contracts	33.0	67.3	69.8	473.5	643.6
Construction Contracts for Capital Assets (b)	19.5	—	—	—	19.5
Total	$499.9	$653.1	$556.6	$718.3	$2,427.9

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$394.2	$349.9	$252.2	$286.4	$1,282.7
Energy and Capacity Purchase Contracts	108.1	230.1	236.0	613.9	1,188.1
Construction Contracts for Capital Assets (b)	8.8	—	—	—	8.8
Total	$511.1	$580.0	$488.2	$900.3	$2,479.6

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$27.0	$54.8	$56.2	$479.9	$617.9
Construction Contracts for Capital Assets (b)	4.7	—	—	—	4.7
Total	$31.7	$54.8	$56.2	$479.9	$622.6

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$123.7	$86.8	$41.8	$41.8	$294.1
Energy and Capacity Purchase Contracts	83.6	182.2	181.9	369.7	817.4
Construction Contracts for Capital Assets (b)	1.8	—	—	—	1.8
Total	$209.1	$269.0	$223.7	$411.5	$1,113.3

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$198.5	$136.8	$78.6	$69.8	$483.7
Energy and Capacity Purchase Contracts	27.3	66.0	67.7	204.6	365.6
Construction Contracts for Capital Assets (b)	4.8	—	—	—	4.8
Total	$230.6	$202.8	$146.3	$274.4	$854.1

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.”  There is no collateral held in relation to any guarantees.  In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit (Applies to AEP, APCo, I&M and OPCo)

Standby letters of credit are entered into with third parties.  These letters of credit are issued in the ordinary course of business and cover items such as natural gas and electricity risk management contracts, construction contracts, insurance programs, security deposits and debt service reserves.

AEP has two revolving credit facilities totaling $3.5 billion, under which up to $1.2 billion may be issued as letters of credit on behalf of subsidiaries.  As of December 31, 2015, AEP’s maximum future payments for letters of credit issued under the revolving credit facilities were $23 million with maturities ranging from February 2016 to December 2016. In January 2016, the letter of credit maturing in February 2016 was replaced with a new letter of credit expiring in January 2017.

An uncommitted facility gives the issuer of the facility the right to accept or decline each request made under the facility. AEP also issues letters of credit on behalf of subsidiaries under three uncommitted facilities totaling $225 million.  As of December 31, 2015, the Registrants’ maximum future payments for letters of credit issued under the uncommitted facilities were as follows:

Company	Amount	Maturity
	(in millions)
AEP	$124.6	June 2016 to December 2016
OPCo	4.2	September 2016

The Registrants have $477 million of variable rate Pollution Control Bonds supported by $482 million of bilateral letters of credit as follows:

Company	Pollution Control Bonds	Bilateral Letters of Credit		Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$476.7	$482.1	(a)	March 2016 to July 2017
APCo	229.7	232.3	(a)	March 2016 to March 2017
I&M	77.0	77.9		March 2017

(a)	In January 2016, $76 million of bilateral letters of credit maturing in March 2016 were cancelled.

Guarantees of Third-Party Obligations (Applies to AEP and SWEPCo)

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation of $115 million.  Since SWEPCo uses self-bonding, the guarantee provides for SWEPCo to commit to use its resources to complete the reclamation in the event the work is not completed by Sabine.  This guarantee ends upon depletion of reserves and completion of final reclamation.  Based on the latest study completed in 2010, it is estimated the reserves will be depleted in 2036 with final reclamation completed by 2046 at an estimated cost of approximately $58 million.  Actual reclamation costs could vary due to period inflation and any changes to actual mine reclamation.  As of December 31, 2015, SWEPCo has collected approximately $65 million through a rider for final mine closure and reclamation costs, of which $15 million is recorded in Deferred Credits and Other Noncurrent Liabilities and $50 million is recorded in Asset Retirement Obligations on SWEPCo’s balance sheet.

Sabine charges SWEPCo, its only customer, all of its costs.  SWEPCo passes these costs to customers through its fuel clause.

Indemnifications and Other Guarantees

Contracts

The Registrants enter into certain types of contracts which require indemnifications.  Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements.  Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters.  With respect to sale agreements, exposure generally does not exceed the sale price.  As of December 31, 2015, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of AEP companies related to power purchase and sale activity.  PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to power purchase and sale activity.

Lease Obligations

Certain Registrants lease certain equipment under master lease agreements.  See “Master Lease Agreements”, “Railcar Lease” and “AEPRO Boat and Barge Leases” sections of Note 13 for disclosure of lease residual value guarantees.
ENVIRONMENTAL CONTINGENCIES

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF.  Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized.  In addition, the generation plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials.  The Registrants currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that are released to the environment.  The Federal EPA administers the clean-up programs.  Several states enacted similar laws.  As of December 31, 2015, APCo and OPCo are named as a Potentially Responsible Party (PRP) for one site and three sites, respectively, by the Federal EPA for which alleged liability is unresolved.  There are nine additional sites for which APCo, I&M, OPCo, SWEPCo and other AEP subsidiaries received information requests which could lead to PRP designation.  I&M has also been named potentially liable at two sites under state law including the I&M site discussed in the next paragraph.  SWEPCo has also been named potentially liable at one site under state law.  In those instances where a PRP or defendant has been named, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories.  Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm.  I&M started remediation work in accordance with a plan approved by MDEQ. In 2014, I&M recorded an accrual for remediation at certain additional sites in Michigan. As a result of receiving approval of completed remediation work from the MDEQ in March 2015, I&M’s accrual was reduced. As of December 31, 2015, I&M’s accrual for all of these sites is $8 million.  As the remediation work is completed, I&M’s cost may change as new information becomes available concerning either the level of contamination at the sites or changes in the scope of remediation.  Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability.  Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous.  Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises.  At present, management’s estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M sites discussed above.

NUCLEAR CONTINGENCIES (APPLIES TO AEP AND I&M)

I&M owns and operates the two-unit 2,191 MW Cook Plant under licenses granted by the Nuclear Regulatory Commission (NRC).  I&M has a significant future financial commitment to dispose of SNF and to safely decommission and decontaminate the plant.  The licenses to operate the two nuclear units at the Cook Plant expire in 2034 and 2037.  The operation of a nuclear facility also involves special risks, potential liabilities and specific regulatory and safety requirements.  By agreement, I&M is partially liable, together with all other electric utility companies that own nuclear generation units, for a nuclear power plant incident at any nuclear plant in the U.S.  Should a nuclear incident occur at any nuclear power plant in the U.S., the resultant liability could be substantial.

Decommissioning and Low Level Waste Accumulation Disposal

The cost to decommission a nuclear plant is affected by NRC regulations and the SNF disposal program.  Decommissioning costs are accrued over the service life of the Cook Plant.  The most recent decommissioning cost study was performed in 2015.  According to that study, the estimated cost of decommissioning and disposal of low-level radioactive waste is $1.6 billion in 2015 nondiscounted dollars, with additional ongoing costs of $5 million per year for post decommissioning storage of SNF and an eventual cost of $57 million for the subsequent decommissioning of the spent fuel storage facility, also in 2015 nondiscounted dollars. I&M recovers estimated decommissioning costs for the Cook Plant in its rates.  The amounts recovered in rates were $9 million, $9 million and $10 million for the years ended December 31, 2015, 2014 and 2013, respectively.  Decommissioning costs recovered from customers are deposited in external trusts.

As of December 31, 2015 and 2014, the total decommissioning trust fund balance was $1.8 billion and $1.8 billion, respectively.  Trust fund earnings increase the fund assets and decrease the amount remaining to be recovered from ratepayers.  The decommissioning costs (including interest, unrealized gains and losses and expenses of the trust funds) increase or decrease the recorded liability.

I&M continues to work with regulators and customers to recover the remaining estimated costs of decommissioning the Cook Plant.  However, future net income and cash flows would be reduced and financial condition could be impacted if the cost of SNF disposal and decommissioning continues to increase and cannot be recovered.

SNF Disposal

The federal government is responsible for permanent SNF disposal and assesses fees to nuclear plant owners for SNF disposal.  A fee of one mill per KWh for fuel consumed after April 6, 1983 at the Cook Plant is being collected from customers and remitted to the U.S. Treasury.  This fee was terminated in May 2014. As of December 31, 2015 and 2014, fees and related interest of $266 million and $266 million, respectively, for fuel consumed prior to April 7, 1983 have been recorded as Long-term Debt and funds collected from customers along with related earnings totaling $309 million and $309 million, respectively, to pay the fee are recorded as part of Spent Nuclear Fuel and Decommissioning Trusts.  I&M has not paid the government the pre-April 1983 fees due to continued delays and uncertainties related to the federal disposal program.

In 2011, I&M signed a settlement agreement with the federal government which permits I&M to make annual filings to recover certain SNF storage costs incurred as a result of the government’s delays in accepting SNF for permanent storage.  Under the settlement agreement, I&M received $13 million, $22 million and $31 million in 2015, 2014 and 2013, respectively, to recover costs and will be eligible to receive additional payment of annual claims for allowed costs that are incurred through December 31, 2016.  The proceeds reduced costs for dry cask storage.  As of December 31, 2015, I&M has deferred $6 million in Prepayments and Other Current Assets and $21 million in Deferred Charges and Other Noncurrent Assets on the balance sheet of dry cask storage and related operation and maintenance costs for recovery under this agreement.

See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 11 for disclosure of the fair value of assets within the trusts.

Nuclear Incident Liability

I&M carries insurance coverage for a nuclear incident at the Cook Plant for property damage, decommissioning and decontamination in the amount of $2.8 billion.  Insurance coverage for a nonnuclear incident at the Cook Plant is $1.7 billion.  Additional insurance provides coverage for a weekly indemnity payment resulting from an insured accidental outage.  I&M utilizes industry mutual insurers for the placement of this insurance coverage.  Participation in this mutual insurance requires a contingent financial obligation of up to $49 million for I&M which is assessable if the insurer’s financial resources would be inadequate to pay for losses.
The Price-Anderson Act, extended through December 31, 2025, establishes insurance protection for public liability arising from a nuclear incident at $13.5 billion and covers any incident at a licensed reactor in the U.S.  Commercially available insurance, which must be carried for each licensed reactor, provides $375 million of coverage.  In the event of a nuclear incident at any nuclear plant in the U.S., the remainder of the liability would be provided by a deferred premium assessment of $127 million on each licensed reactor in the U.S. payable in annual installments of $19 million.  As a result, I&M could be assessed $255 million per nuclear incident payable in annual installments of $38 million.  The number of incidents for which payments could be required is not limited.

In the event of an incident of a catastrophic nature, I&M is initially covered for the first $375 million through commercially available insurance.  The next level of liability coverage of up to $13.1 billion would be covered by claims made under the Price-Anderson Act.  If the liability were in excess of amounts recoverable from insurance and retrospective claim payments made under the Price-Anderson Act, I&M would seek to recover those amounts from customers through rate increases.  In the event nuclear losses or liabilities are underinsured or exceed accumulated funds and recovery from customers is not possible, it could reduce future net income and cash flows and impact financial condition.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses

The Registrants maintain insurance coverage normal and customary for electric utilities, subject to various deductibles.  The Registrants also maintain property and casualty insurance that may cover certain physical damage or third-party injuries caused by cyber security incidents. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions.  Covered property generally includes power plants, substations, facilities and inventories.  Excluded property generally includes transmission and distribution lines, poles and towers.  The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrants.  Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

See “Nuclear Contingencies” section of this footnote for a discussion of I&M’s nuclear exposures and related insurance.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to a cyber security incident or damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant.  Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could reduce future net income and cash flows and impact financial condition.

Rockport Plant Litigation (Applies to AEP and I&M)

In July 2013, the Wilmington Trust Company filed a complaint in U.S. District Court for the Southern District of New York against AEGCo and I&M alleging that it will be unlawfully burdened by the terms of the modified NSR consent decree after the Rockport Plant, Unit 2 lease expiration in December 2022.  The terms of the consent decree allow the installation of environmental emission control equipment, repowering or retirement of the unit.  The plaintiff further alleges that the defendants’ actions constitute breach of the lease and participation agreement.  The plaintiff seeks a judgment declaring that the defendants breached the lease, must satisfy obligations related to installation of emission control equipment and indemnify the plaintiff.  The New York court granted a motion to transfer this case to the U.S. District Court for the Southern District of Ohio.  In October 2013, a motion to dismiss the case was filed on behalf of AEGCo and I&M. In January 2015, the court issued an opinion and order granting the motion in part and denying the motion in part. The court dismissed certain of the plaintiff’s claims. Several claims remain, including the claim for breach of the participation agreement and a claim alleging breach of an implied covenant of good faith and fair dealing. In June 2015, AEGCo and I&M filed a motion for partial judgment on the claims seeking dismissal of the breach of participation agreement claim as well as any claim for indemnification of costs associated with this case. The plaintiff subsequently filed an amended complaint to add another claim under the lease and also filed a motion for partial summary judgment. In November 2015, AEGCo and I&M filed a motion to strike the plaintiff’s motion for partial judgment and filed a motion to dismiss the case for failure to state a claim. Management will continue to defend against the remaining claims.  Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Natural Gas Markets Lawsuits (Applies to AEP)

In 2002, the Lieutenant Governor of California filed a lawsuit in Los Angeles County California Superior Court against numerous energy companies, including AEP, alleging violations of California law through alleged fraudulent reporting of false natural gas price and volume information with an intent to affect the market price of natural gas and electricity.  AEP was dismissed from the case.  A number of similar cases were also filed in California and in state and federal courts in several states making essentially the same allegations under federal or state laws against the same companies.  AEP (or a subsidiary) is among the companies named as defendants in some of these cases.  AEP settled, received summary judgment or was dismissed from all of these cases.  The plaintiffs appealed the Nevada federal district court’s dismissal of several cases involving AEP companies to the U.S. Court of Appeals for the Ninth Circuit.  In April 2013, the appellate court reversed in part, and affirmed in part, the district court’s orders in these cases.  The appellate court reversed the district court’s holding that the state antitrust claims were preempted by the Natural Gas Act and the order dismissing AEP from two of the cases on personal jurisdiction grounds and affirmed the decision denying leave to the plaintiffs to amend their complaints in two of the cases.  Defendants in these cases, including AEP, filed a petition seeking further review with the U.S. Supreme Court on the preemption issue. AEP also subsequently filed a separate petition with the U.S. Supreme Court seeking review of the personal jurisdiction issue. In July 2014, the U.S. Supreme Court granted the defendants’ previously filed petition for further review with the U.S. Supreme Court on the preemption issue. Oral argument occurred in January 2015. In April 2015, the U.S. Supreme Court affirmed the judgment of the U.S. Court of Appeals for the Ninth Circuit on the preemption issue, holding that the plaintiffs’ state antitrust claims were not preempted by the Natural Gas Act. The U.S. Supreme Court denied AEP’s petition for review of the personal jurisdiction issue shortly thereafter. The cases were remanded to the district court for further proceedings. There are four pending cases, of which three are class actions and one is a single plaintiff case. A tentative settlement has been reached in the three class actions. This settlement, once finalized, will be subject to court approval. Management will continue to defend the remaining case. Management is unable to determine the amount of potential additional loss that is reasonably possible of occurring.

Wage and Hours Lawsuit (Applies to AEP and PSO)

In August 2013, PSO received an amended complaint filed in the U.S. District Court for the Northern District of Oklahoma by 36 current and former line and warehouse employees alleging that they were denied overtime pay in violation of the Fair Labor Standards Act.  Plaintiffs claim that they are entitled to overtime pay for “on call” time. They allege that restrictions placed on them during on call hours are burdensome enough that they are entitled to compensation for these hours as hours worked.  Plaintiffs also filed a motion to conditionally certify this action as a class action, claiming there are an additional 70 individuals similarly situated to plaintiffs.  Plaintiffs seek damages in the amount of unpaid overtime over a three-year period and liquidated damages in the same amount.

In March 2014, the federal court granted plaintiffs’ motion to conditionally certify the action as a class action.  Notice was given to all potential class members and an additional 44 individuals opted in to the class, bringing the plaintiff class to 80 current and former employees. Two plaintiffs have since dismissed their claims without prejudice, leaving 78 plaintiffs. In January 2016, the plaintiffs’ lead counsel filed a motion to withdraw from the case and the motion was denied by the court. Subsequently, a motion to dismiss without prejudice was filed on behalf of 35 named plaintiffs. In February 2016, PSO filed a motion for summary judgment. Management will continue to defend the case. Management does not believe a loss is probable. If there is an unfavorable outcome contrary to expectations, management estimates possible losses of up to $30 million.
National Do Not Call Registry Lawsuit (Applies to AEP)
In May 2014, AEP Energy was served with a complaint filed in the U.S. District Court for the Northern District of Illinois, alleging violations of the Telephone Consumer Protection Act (TCPA). The plaintiff alleges that he received telemarketing calls on behalf of AEP Energy despite having registered his telephone number on the National Do Not Call Registry. Plaintiff seeks to represent a class of persons who allegedly received such calls. Plaintiff seeks statutory damages under the TCPA on behalf of himself and the alleged class as well as injunctive relief. As a result of a mediation held in October 2014, the parties reached an agreement in principle, subject to final documentation and preliminary and final court approval. The court granted final approval of the settlement in September 2015 and terminated the case in November 2015. The settlement had an immaterial impact to AEP’s financial statements.

Gavin Landfill Litigation (Applies to AEP and OPCo)
In August 2014, a complaint was filed in the Mason County, West Virginia Circuit Court against AEP, AEPSC, OPCo and an individual supervisor alleging wrongful death and personal injury/illness claims arising out of purported exposure to coal combustion by-product waste at the Gavin Plant landfill.  The lawsuit was filed on behalf of 77 plaintiffs, consisting of 39 current and former contractors of the landfill and 38 family members of those contractors.  Eleven of the family members are pursuing personal injury/illness claims and the remainder are pursuing loss of consortium claims.  The plaintiffs seek compensatory and punitive damages, as well as medical monitoring.  In September 2014, management filed a motion to dismiss the complaint, contending the case should be filed in Ohio. In August 2015, the court denied the motion. Management appealed that decision to the West Virginia Supreme Court. In February 2016, a decision was issued by the court denying the appeal and remanding the case to the West Virginia Mass Litigation Panel rather than back to the Mason County, West Virginia Circuit Court. Management will continue to defend against the claims.  Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies
COMMITMENTS, GUARANTEES AND CONTINGENCIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants are subject to certain claims and legal actions arising in the ordinary course of business.  In addition, the Registrants business activities are subject to extensive governmental regulation related to public health and the environment.  The ultimate outcome of such pending or potential litigation against the Registrants cannot be predicted.  Management accrues contingent liabilities only when management concludes that it is both probable that a liability has been incurred at the date of the financial statements and the amount of loss can be reasonably estimated. When management determines that it is not probable, but rather reasonably possible that a liability has been incurred at the date of the financial statements, management discloses such contingencies and the possible loss or range of loss if such estimate can be made. Any estimated range is based on currently available information and involves elements of judgment and significant uncertainties. Any estimated range of possible loss may not represent the maximum possible loss exposure. Circumstances change over time and actual results may vary significantly from estimates.

For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the financial statements.
COMMITMENTS

Construction and Commitments

The AEP System has substantial construction commitments to support its operations and environmental investments.  In managing the overall construction program and in the normal course of business, AEP subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. Fuel, materials, supplies, services and property, plant and equipment are also purchased under contract as part of the normal course of business.  Certain supply contracts contain penalty provisions for early termination.

In accordance with the accounting guidance for “Commitments”, the following tables summarize the Registrants’ actual contractual commitments as of December 31, 2015:

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,038.0	$2,442.7	$1,723.6	$1,072.6	$7,276.9
Energy and Capacity Purchase Contracts	203.0	431.5	437.1	1,961.7	3,033.3
Construction Contracts for Capital Assets (b)	178.6	—	—	—	178.6
Total	$2,419.6	$2,874.2	$2,160.7	$3,034.3	$10,488.8

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$447.4	$585.8	$486.8	$244.8	$1,764.8
Energy and Capacity Purchase Contracts	33.0	67.3	69.8	473.5	643.6
Construction Contracts for Capital Assets (b)	19.5	—	—	—	19.5
Total	$499.9	$653.1	$556.6	$718.3	$2,427.9

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$394.2	$349.9	$252.2	$286.4	$1,282.7
Energy and Capacity Purchase Contracts	108.1	230.1	236.0	613.9	1,188.1
Construction Contracts for Capital Assets (b)	8.8	—	—	—	8.8
Total	$511.1	$580.0	$488.2	$900.3	$2,479.6

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$27.0	$54.8	$56.2	$479.9	$617.9
Construction Contracts for Capital Assets (b)	4.7	—	—	—	4.7
Total	$31.7	$54.8	$56.2	$479.9	$622.6

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$123.7	$86.8	$41.8	$41.8	$294.1
Energy and Capacity Purchase Contracts	83.6	182.2	181.9	369.7	817.4
Construction Contracts for Capital Assets (b)	1.8	—	—	—	1.8
Total	$209.1	$269.0	$223.7	$411.5	$1,113.3

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$198.5	$136.8	$78.6	$69.8	$483.7
Energy and Capacity Purchase Contracts	27.3	66.0	67.7	204.6	365.6
Construction Contracts for Capital Assets (b)	4.8	—	—	—	4.8
Total	$230.6	$202.8	$146.3	$274.4	$854.1

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.”  There is no collateral held in relation to any guarantees.  In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit (Applies to AEP, APCo, I&M and OPCo)

Standby letters of credit are entered into with third parties.  These letters of credit are issued in the ordinary course of business and cover items such as natural gas and electricity risk management contracts, construction contracts, insurance programs, security deposits and debt service reserves.

AEP has two revolving credit facilities totaling $3.5 billion, under which up to $1.2 billion may be issued as letters of credit on behalf of subsidiaries.  As of December 31, 2015, AEP’s maximum future payments for letters of credit issued under the revolving credit facilities were $23 million with maturities ranging from February 2016 to December 2016. In January 2016, the letter of credit maturing in February 2016 was replaced with a new letter of credit expiring in January 2017.

An uncommitted facility gives the issuer of the facility the right to accept or decline each request made under the facility. AEP also issues letters of credit on behalf of subsidiaries under three uncommitted facilities totaling $225 million.  As of December 31, 2015, the Registrants’ maximum future payments for letters of credit issued under the uncommitted facilities were as follows:

Company	Amount	Maturity
	(in millions)
AEP	$124.6	June 2016 to December 2016
OPCo	4.2	September 2016

The Registrants have $477 million of variable rate Pollution Control Bonds supported by $482 million of bilateral letters of credit as follows:

Company	Pollution Control Bonds	Bilateral Letters of Credit		Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$476.7	$482.1	(a)	March 2016 to July 2017
APCo	229.7	232.3	(a)	March 2016 to March 2017
I&M	77.0	77.9		March 2017

(a)	In January 2016, $76 million of bilateral letters of credit maturing in March 2016 were cancelled.

Guarantees of Third-Party Obligations (Applies to AEP and SWEPCo)

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation of $115 million.  Since SWEPCo uses self-bonding, the guarantee provides for SWEPCo to commit to use its resources to complete the reclamation in the event the work is not completed by Sabine.  This guarantee ends upon depletion of reserves and completion of final reclamation.  Based on the latest study completed in 2010, it is estimated the reserves will be depleted in 2036 with final reclamation completed by 2046 at an estimated cost of approximately $58 million.  Actual reclamation costs could vary due to period inflation and any changes to actual mine reclamation.  As of December 31, 2015, SWEPCo has collected approximately $65 million through a rider for final mine closure and reclamation costs, of which $15 million is recorded in Deferred Credits and Other Noncurrent Liabilities and $50 million is recorded in Asset Retirement Obligations on SWEPCo’s balance sheet.

Sabine charges SWEPCo, its only customer, all of its costs.  SWEPCo passes these costs to customers through its fuel clause.

Indemnifications and Other Guarantees

Contracts

The Registrants enter into certain types of contracts which require indemnifications.  Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements.  Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters.  With respect to sale agreements, exposure generally does not exceed the sale price.  As of December 31, 2015, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of AEP companies related to power purchase and sale activity.  PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to power purchase and sale activity.

Lease Obligations

Certain Registrants lease certain equipment under master lease agreements.  See “Master Lease Agreements”, “Railcar Lease” and “AEPRO Boat and Barge Leases” sections of Note 13 for disclosure of lease residual value guarantees.
ENVIRONMENTAL CONTINGENCIES

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF.  Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized.  In addition, the generation plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials.  The Registrants currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that are released to the environment.  The Federal EPA administers the clean-up programs.  Several states enacted similar laws.  As of December 31, 2015, APCo and OPCo are named as a Potentially Responsible Party (PRP) for one site and three sites, respectively, by the Federal EPA for which alleged liability is unresolved.  There are nine additional sites for which APCo, I&M, OPCo, SWEPCo and other AEP subsidiaries received information requests which could lead to PRP designation.  I&M has also been named potentially liable at two sites under state law including the I&M site discussed in the next paragraph.  SWEPCo has also been named potentially liable at one site under state law.  In those instances where a PRP or defendant has been named, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories.  Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm.  I&M started remediation work in accordance with a plan approved by MDEQ. In 2014, I&M recorded an accrual for remediation at certain additional sites in Michigan. As a result of receiving approval of completed remediation work from the MDEQ in March 2015, I&M’s accrual was reduced. As of December 31, 2015, I&M’s accrual for all of these sites is $8 million.  As the remediation work is completed, I&M’s cost may change as new information becomes available concerning either the level of contamination at the sites or changes in the scope of remediation.  Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability.  Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous.  Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises.  At present, management’s estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M sites discussed above.

NUCLEAR CONTINGENCIES (APPLIES TO AEP AND I&M)

I&M owns and operates the two-unit 2,191 MW Cook Plant under licenses granted by the Nuclear Regulatory Commission (NRC).  I&M has a significant future financial commitment to dispose of SNF and to safely decommission and decontaminate the plant.  The licenses to operate the two nuclear units at the Cook Plant expire in 2034 and 2037.  The operation of a nuclear facility also involves special risks, potential liabilities and specific regulatory and safety requirements.  By agreement, I&M is partially liable, together with all other electric utility companies that own nuclear generation units, for a nuclear power plant incident at any nuclear plant in the U.S.  Should a nuclear incident occur at any nuclear power plant in the U.S., the resultant liability could be substantial.

Decommissioning and Low Level Waste Accumulation Disposal

The cost to decommission a nuclear plant is affected by NRC regulations and the SNF disposal program.  Decommissioning costs are accrued over the service life of the Cook Plant.  The most recent decommissioning cost study was performed in 2015.  According to that study, the estimated cost of decommissioning and disposal of low-level radioactive waste is $1.6 billion in 2015 nondiscounted dollars, with additional ongoing costs of $5 million per year for post decommissioning storage of SNF and an eventual cost of $57 million for the subsequent decommissioning of the spent fuel storage facility, also in 2015 nondiscounted dollars. I&M recovers estimated decommissioning costs for the Cook Plant in its rates.  The amounts recovered in rates were $9 million, $9 million and $10 million for the years ended December 31, 2015, 2014 and 2013, respectively.  Decommissioning costs recovered from customers are deposited in external trusts.

As of December 31, 2015 and 2014, the total decommissioning trust fund balance was $1.8 billion and $1.8 billion, respectively.  Trust fund earnings increase the fund assets and decrease the amount remaining to be recovered from ratepayers.  The decommissioning costs (including interest, unrealized gains and losses and expenses of the trust funds) increase or decrease the recorded liability.

I&M continues to work with regulators and customers to recover the remaining estimated costs of decommissioning the Cook Plant.  However, future net income and cash flows would be reduced and financial condition could be impacted if the cost of SNF disposal and decommissioning continues to increase and cannot be recovered.

SNF Disposal

The federal government is responsible for permanent SNF disposal and assesses fees to nuclear plant owners for SNF disposal.  A fee of one mill per KWh for fuel consumed after April 6, 1983 at the Cook Plant is being collected from customers and remitted to the U.S. Treasury.  This fee was terminated in May 2014. As of December 31, 2015 and 2014, fees and related interest of $266 million and $266 million, respectively, for fuel consumed prior to April 7, 1983 have been recorded as Long-term Debt and funds collected from customers along with related earnings totaling $309 million and $309 million, respectively, to pay the fee are recorded as part of Spent Nuclear Fuel and Decommissioning Trusts.  I&M has not paid the government the pre-April 1983 fees due to continued delays and uncertainties related to the federal disposal program.

In 2011, I&M signed a settlement agreement with the federal government which permits I&M to make annual filings to recover certain SNF storage costs incurred as a result of the government’s delays in accepting SNF for permanent storage.  Under the settlement agreement, I&M received $13 million, $22 million and $31 million in 2015, 2014 and 2013, respectively, to recover costs and will be eligible to receive additional payment of annual claims for allowed costs that are incurred through December 31, 2016.  The proceeds reduced costs for dry cask storage.  As of December 31, 2015, I&M has deferred $6 million in Prepayments and Other Current Assets and $21 million in Deferred Charges and Other Noncurrent Assets on the balance sheet of dry cask storage and related operation and maintenance costs for recovery under this agreement.

See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 11 for disclosure of the fair value of assets within the trusts.

Nuclear Incident Liability

I&M carries insurance coverage for a nuclear incident at the Cook Plant for property damage, decommissioning and decontamination in the amount of $2.8 billion.  Insurance coverage for a nonnuclear incident at the Cook Plant is $1.7 billion.  Additional insurance provides coverage for a weekly indemnity payment resulting from an insured accidental outage.  I&M utilizes industry mutual insurers for the placement of this insurance coverage.  Participation in this mutual insurance requires a contingent financial obligation of up to $49 million for I&M which is assessable if the insurer’s financial resources would be inadequate to pay for losses.
The Price-Anderson Act, extended through December 31, 2025, establishes insurance protection for public liability arising from a nuclear incident at $13.5 billion and covers any incident at a licensed reactor in the U.S.  Commercially available insurance, which must be carried for each licensed reactor, provides $375 million of coverage.  In the event of a nuclear incident at any nuclear plant in the U.S., the remainder of the liability would be provided by a deferred premium assessment of $127 million on each licensed reactor in the U.S. payable in annual installments of $19 million.  As a result, I&M could be assessed $255 million per nuclear incident payable in annual installments of $38 million.  The number of incidents for which payments could be required is not limited.

In the event of an incident of a catastrophic nature, I&M is initially covered for the first $375 million through commercially available insurance.  The next level of liability coverage of up to $13.1 billion would be covered by claims made under the Price-Anderson Act.  If the liability were in excess of amounts recoverable from insurance and retrospective claim payments made under the Price-Anderson Act, I&M would seek to recover those amounts from customers through rate increases.  In the event nuclear losses or liabilities are underinsured or exceed accumulated funds and recovery from customers is not possible, it could reduce future net income and cash flows and impact financial condition.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses

The Registrants maintain insurance coverage normal and customary for electric utilities, subject to various deductibles.  The Registrants also maintain property and casualty insurance that may cover certain physical damage or third-party injuries caused by cyber security incidents. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions.  Covered property generally includes power plants, substations, facilities and inventories.  Excluded property generally includes transmission and distribution lines, poles and towers.  The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrants.  Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

See “Nuclear Contingencies” section of this footnote for a discussion of I&M’s nuclear exposures and related insurance.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to a cyber security incident or damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant.  Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could reduce future net income and cash flows and impact financial condition.

Rockport Plant Litigation (Applies to AEP and I&M)

In July 2013, the Wilmington Trust Company filed a complaint in U.S. District Court for the Southern District of New York against AEGCo and I&M alleging that it will be unlawfully burdened by the terms of the modified NSR consent decree after the Rockport Plant, Unit 2 lease expiration in December 2022.  The terms of the consent decree allow the installation of environmental emission control equipment, repowering or retirement of the unit.  The plaintiff further alleges that the defendants’ actions constitute breach of the lease and participation agreement.  The plaintiff seeks a judgment declaring that the defendants breached the lease, must satisfy obligations related to installation of emission control equipment and indemnify the plaintiff.  The New York court granted a motion to transfer this case to the U.S. District Court for the Southern District of Ohio.  In October 2013, a motion to dismiss the case was filed on behalf of AEGCo and I&M. In January 2015, the court issued an opinion and order granting the motion in part and denying the motion in part. The court dismissed certain of the plaintiff’s claims. Several claims remain, including the claim for breach of the participation agreement and a claim alleging breach of an implied covenant of good faith and fair dealing. In June 2015, AEGCo and I&M filed a motion for partial judgment on the claims seeking dismissal of the breach of participation agreement claim as well as any claim for indemnification of costs associated with this case. The plaintiff subsequently filed an amended complaint to add another claim under the lease and also filed a motion for partial summary judgment. In November 2015, AEGCo and I&M filed a motion to strike the plaintiff’s motion for partial judgment and filed a motion to dismiss the case for failure to state a claim. Management will continue to defend against the remaining claims.  Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Natural Gas Markets Lawsuits (Applies to AEP)

In 2002, the Lieutenant Governor of California filed a lawsuit in Los Angeles County California Superior Court against numerous energy companies, including AEP, alleging violations of California law through alleged fraudulent reporting of false natural gas price and volume information with an intent to affect the market price of natural gas and electricity.  AEP was dismissed from the case.  A number of similar cases were also filed in California and in state and federal courts in several states making essentially the same allegations under federal or state laws against the same companies.  AEP (or a subsidiary) is among the companies named as defendants in some of these cases.  AEP settled, received summary judgment or was dismissed from all of these cases.  The plaintiffs appealed the Nevada federal district court’s dismissal of several cases involving AEP companies to the U.S. Court of Appeals for the Ninth Circuit.  In April 2013, the appellate court reversed in part, and affirmed in part, the district court’s orders in these cases.  The appellate court reversed the district court’s holding that the state antitrust claims were preempted by the Natural Gas Act and the order dismissing AEP from two of the cases on personal jurisdiction grounds and affirmed the decision denying leave to the plaintiffs to amend their complaints in two of the cases.  Defendants in these cases, including AEP, filed a petition seeking further review with the U.S. Supreme Court on the preemption issue. AEP also subsequently filed a separate petition with the U.S. Supreme Court seeking review of the personal jurisdiction issue. In July 2014, the U.S. Supreme Court granted the defendants’ previously filed petition for further review with the U.S. Supreme Court on the preemption issue. Oral argument occurred in January 2015. In April 2015, the U.S. Supreme Court affirmed the judgment of the U.S. Court of Appeals for the Ninth Circuit on the preemption issue, holding that the plaintiffs’ state antitrust claims were not preempted by the Natural Gas Act. The U.S. Supreme Court denied AEP’s petition for review of the personal jurisdiction issue shortly thereafter. The cases were remanded to the district court for further proceedings. There are four pending cases, of which three are class actions and one is a single plaintiff case. A tentative settlement has been reached in the three class actions. This settlement, once finalized, will be subject to court approval. Management will continue to defend the remaining case. Management is unable to determine the amount of potential additional loss that is reasonably possible of occurring.

Wage and Hours Lawsuit (Applies to AEP and PSO)

In August 2013, PSO received an amended complaint filed in the U.S. District Court for the Northern District of Oklahoma by 36 current and former line and warehouse employees alleging that they were denied overtime pay in violation of the Fair Labor Standards Act.  Plaintiffs claim that they are entitled to overtime pay for “on call” time. They allege that restrictions placed on them during on call hours are burdensome enough that they are entitled to compensation for these hours as hours worked.  Plaintiffs also filed a motion to conditionally certify this action as a class action, claiming there are an additional 70 individuals similarly situated to plaintiffs.  Plaintiffs seek damages in the amount of unpaid overtime over a three-year period and liquidated damages in the same amount.

In March 2014, the federal court granted plaintiffs’ motion to conditionally certify the action as a class action.  Notice was given to all potential class members and an additional 44 individuals opted in to the class, bringing the plaintiff class to 80 current and former employees. Two plaintiffs have since dismissed their claims without prejudice, leaving 78 plaintiffs. In January 2016, the plaintiffs’ lead counsel filed a motion to withdraw from the case and the motion was denied by the court. Subsequently, a motion to dismiss without prejudice was filed on behalf of 35 named plaintiffs. In February 2016, PSO filed a motion for summary judgment. Management will continue to defend the case. Management does not believe a loss is probable. If there is an unfavorable outcome contrary to expectations, management estimates possible losses of up to $30 million.
National Do Not Call Registry Lawsuit (Applies to AEP)
In May 2014, AEP Energy was served with a complaint filed in the U.S. District Court for the Northern District of Illinois, alleging violations of the Telephone Consumer Protection Act (TCPA). The plaintiff alleges that he received telemarketing calls on behalf of AEP Energy despite having registered his telephone number on the National Do Not Call Registry. Plaintiff seeks to represent a class of persons who allegedly received such calls. Plaintiff seeks statutory damages under the TCPA on behalf of himself and the alleged class as well as injunctive relief. As a result of a mediation held in October 2014, the parties reached an agreement in principle, subject to final documentation and preliminary and final court approval. The court granted final approval of the settlement in September 2015 and terminated the case in November 2015. The settlement had an immaterial impact to AEP’s financial statements.

Gavin Landfill Litigation (Applies to AEP and OPCo)
In August 2014, a complaint was filed in the Mason County, West Virginia Circuit Court against AEP, AEPSC, OPCo and an individual supervisor alleging wrongful death and personal injury/illness claims arising out of purported exposure to coal combustion by-product waste at the Gavin Plant landfill.  The lawsuit was filed on behalf of 77 plaintiffs, consisting of 39 current and former contractors of the landfill and 38 family members of those contractors.  Eleven of the family members are pursuing personal injury/illness claims and the remainder are pursuing loss of consortium claims.  The plaintiffs seek compensatory and punitive damages, as well as medical monitoring.  In September 2014, management filed a motion to dismiss the complaint, contending the case should be filed in Ohio. In August 2015, the court denied the motion. Management appealed that decision to the West Virginia Supreme Court. In February 2016, a decision was issued by the court denying the appeal and remanding the case to the West Virginia Mass Litigation Panel rather than back to the Mason County, West Virginia Circuit Court. Management will continue to defend against the claims.  Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Ohio Power Co [Member]
Commitments, Guarantees and Contingencies
COMMITMENTS, GUARANTEES AND CONTINGENCIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants are subject to certain claims and legal actions arising in the ordinary course of business.  In addition, the Registrants business activities are subject to extensive governmental regulation related to public health and the environment.  The ultimate outcome of such pending or potential litigation against the Registrants cannot be predicted.  Management accrues contingent liabilities only when management concludes that it is both probable that a liability has been incurred at the date of the financial statements and the amount of loss can be reasonably estimated. When management determines that it is not probable, but rather reasonably possible that a liability has been incurred at the date of the financial statements, management discloses such contingencies and the possible loss or range of loss if such estimate can be made. Any estimated range is based on currently available information and involves elements of judgment and significant uncertainties. Any estimated range of possible loss may not represent the maximum possible loss exposure. Circumstances change over time and actual results may vary significantly from estimates.

For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the financial statements.
COMMITMENTS

Construction and Commitments

The AEP System has substantial construction commitments to support its operations and environmental investments.  In managing the overall construction program and in the normal course of business, AEP subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. Fuel, materials, supplies, services and property, plant and equipment are also purchased under contract as part of the normal course of business.  Certain supply contracts contain penalty provisions for early termination.

In accordance with the accounting guidance for “Commitments”, the following tables summarize the Registrants’ actual contractual commitments as of December 31, 2015:

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,038.0	$2,442.7	$1,723.6	$1,072.6	$7,276.9
Energy and Capacity Purchase Contracts	203.0	431.5	437.1	1,961.7	3,033.3
Construction Contracts for Capital Assets (b)	178.6	—	—	—	178.6
Total	$2,419.6	$2,874.2	$2,160.7	$3,034.3	$10,488.8

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$447.4	$585.8	$486.8	$244.8	$1,764.8
Energy and Capacity Purchase Contracts	33.0	67.3	69.8	473.5	643.6
Construction Contracts for Capital Assets (b)	19.5	—	—	—	19.5
Total	$499.9	$653.1	$556.6	$718.3	$2,427.9

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$394.2	$349.9	$252.2	$286.4	$1,282.7
Energy and Capacity Purchase Contracts	108.1	230.1	236.0	613.9	1,188.1
Construction Contracts for Capital Assets (b)	8.8	—	—	—	8.8
Total	$511.1	$580.0	$488.2	$900.3	$2,479.6

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$27.0	$54.8	$56.2	$479.9	$617.9
Construction Contracts for Capital Assets (b)	4.7	—	—	—	4.7
Total	$31.7	$54.8	$56.2	$479.9	$622.6

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$123.7	$86.8	$41.8	$41.8	$294.1
Energy and Capacity Purchase Contracts	83.6	182.2	181.9	369.7	817.4
Construction Contracts for Capital Assets (b)	1.8	—	—	—	1.8
Total	$209.1	$269.0	$223.7	$411.5	$1,113.3

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$198.5	$136.8	$78.6	$69.8	$483.7
Energy and Capacity Purchase Contracts	27.3	66.0	67.7	204.6	365.6
Construction Contracts for Capital Assets (b)	4.8	—	—	—	4.8
Total	$230.6	$202.8	$146.3	$274.4	$854.1

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.”  There is no collateral held in relation to any guarantees.  In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit (Applies to AEP, APCo, I&M and OPCo)

Standby letters of credit are entered into with third parties.  These letters of credit are issued in the ordinary course of business and cover items such as natural gas and electricity risk management contracts, construction contracts, insurance programs, security deposits and debt service reserves.

AEP has two revolving credit facilities totaling $3.5 billion, under which up to $1.2 billion may be issued as letters of credit on behalf of subsidiaries.  As of December 31, 2015, AEP’s maximum future payments for letters of credit issued under the revolving credit facilities were $23 million with maturities ranging from February 2016 to December 2016. In January 2016, the letter of credit maturing in February 2016 was replaced with a new letter of credit expiring in January 2017.

An uncommitted facility gives the issuer of the facility the right to accept or decline each request made under the facility. AEP also issues letters of credit on behalf of subsidiaries under three uncommitted facilities totaling $225 million.  As of December 31, 2015, the Registrants’ maximum future payments for letters of credit issued under the uncommitted facilities were as follows:

Company	Amount	Maturity
	(in millions)
AEP	$124.6	June 2016 to December 2016
OPCo	4.2	September 2016

The Registrants have $477 million of variable rate Pollution Control Bonds supported by $482 million of bilateral letters of credit as follows:

Company	Pollution Control Bonds	Bilateral Letters of Credit		Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$476.7	$482.1	(a)	March 2016 to July 2017
APCo	229.7	232.3	(a)	March 2016 to March 2017
I&M	77.0	77.9		March 2017

(a)	In January 2016, $76 million of bilateral letters of credit maturing in March 2016 were cancelled.

Guarantees of Third-Party Obligations (Applies to AEP and SWEPCo)

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation of $115 million.  Since SWEPCo uses self-bonding, the guarantee provides for SWEPCo to commit to use its resources to complete the reclamation in the event the work is not completed by Sabine.  This guarantee ends upon depletion of reserves and completion of final reclamation.  Based on the latest study completed in 2010, it is estimated the reserves will be depleted in 2036 with final reclamation completed by 2046 at an estimated cost of approximately $58 million.  Actual reclamation costs could vary due to period inflation and any changes to actual mine reclamation.  As of December 31, 2015, SWEPCo has collected approximately $65 million through a rider for final mine closure and reclamation costs, of which $15 million is recorded in Deferred Credits and Other Noncurrent Liabilities and $50 million is recorded in Asset Retirement Obligations on SWEPCo’s balance sheet.

Sabine charges SWEPCo, its only customer, all of its costs.  SWEPCo passes these costs to customers through its fuel clause.

Indemnifications and Other Guarantees

Contracts

The Registrants enter into certain types of contracts which require indemnifications.  Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements.  Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters.  With respect to sale agreements, exposure generally does not exceed the sale price.  As of December 31, 2015, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of AEP companies related to power purchase and sale activity.  PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to power purchase and sale activity.

Lease Obligations

Certain Registrants lease certain equipment under master lease agreements.  See “Master Lease Agreements”, “Railcar Lease” and “AEPRO Boat and Barge Leases” sections of Note 13 for disclosure of lease residual value guarantees.
ENVIRONMENTAL CONTINGENCIES

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF.  Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized.  In addition, the generation plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials.  The Registrants currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that are released to the environment.  The Federal EPA administers the clean-up programs.  Several states enacted similar laws.  As of December 31, 2015, APCo and OPCo are named as a Potentially Responsible Party (PRP) for one site and three sites, respectively, by the Federal EPA for which alleged liability is unresolved.  There are nine additional sites for which APCo, I&M, OPCo, SWEPCo and other AEP subsidiaries received information requests which could lead to PRP designation.  I&M has also been named potentially liable at two sites under state law including the I&M site discussed in the next paragraph.  SWEPCo has also been named potentially liable at one site under state law.  In those instances where a PRP or defendant has been named, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories.  Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm.  I&M started remediation work in accordance with a plan approved by MDEQ. In 2014, I&M recorded an accrual for remediation at certain additional sites in Michigan. As a result of receiving approval of completed remediation work from the MDEQ in March 2015, I&M’s accrual was reduced. As of December 31, 2015, I&M’s accrual for all of these sites is $8 million.  As the remediation work is completed, I&M’s cost may change as new information becomes available concerning either the level of contamination at the sites or changes in the scope of remediation.  Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability.  Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous.  Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises.  At present, management’s estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M sites discussed above.

NUCLEAR CONTINGENCIES (APPLIES TO AEP AND I&M)

I&M owns and operates the two-unit 2,191 MW Cook Plant under licenses granted by the Nuclear Regulatory Commission (NRC).  I&M has a significant future financial commitment to dispose of SNF and to safely decommission and decontaminate the plant.  The licenses to operate the two nuclear units at the Cook Plant expire in 2034 and 2037.  The operation of a nuclear facility also involves special risks, potential liabilities and specific regulatory and safety requirements.  By agreement, I&M is partially liable, together with all other electric utility companies that own nuclear generation units, for a nuclear power plant incident at any nuclear plant in the U.S.  Should a nuclear incident occur at any nuclear power plant in the U.S., the resultant liability could be substantial.

Decommissioning and Low Level Waste Accumulation Disposal

The cost to decommission a nuclear plant is affected by NRC regulations and the SNF disposal program.  Decommissioning costs are accrued over the service life of the Cook Plant.  The most recent decommissioning cost study was performed in 2015.  According to that study, the estimated cost of decommissioning and disposal of low-level radioactive waste is $1.6 billion in 2015 nondiscounted dollars, with additional ongoing costs of $5 million per year for post decommissioning storage of SNF and an eventual cost of $57 million for the subsequent decommissioning of the spent fuel storage facility, also in 2015 nondiscounted dollars. I&M recovers estimated decommissioning costs for the Cook Plant in its rates.  The amounts recovered in rates were $9 million, $9 million and $10 million for the years ended December 31, 2015, 2014 and 2013, respectively.  Decommissioning costs recovered from customers are deposited in external trusts.

As of December 31, 2015 and 2014, the total decommissioning trust fund balance was $1.8 billion and $1.8 billion, respectively.  Trust fund earnings increase the fund assets and decrease the amount remaining to be recovered from ratepayers.  The decommissioning costs (including interest, unrealized gains and losses and expenses of the trust funds) increase or decrease the recorded liability.

I&M continues to work with regulators and customers to recover the remaining estimated costs of decommissioning the Cook Plant.  However, future net income and cash flows would be reduced and financial condition could be impacted if the cost of SNF disposal and decommissioning continues to increase and cannot be recovered.

SNF Disposal

The federal government is responsible for permanent SNF disposal and assesses fees to nuclear plant owners for SNF disposal.  A fee of one mill per KWh for fuel consumed after April 6, 1983 at the Cook Plant is being collected from customers and remitted to the U.S. Treasury.  This fee was terminated in May 2014. As of December 31, 2015 and 2014, fees and related interest of $266 million and $266 million, respectively, for fuel consumed prior to April 7, 1983 have been recorded as Long-term Debt and funds collected from customers along with related earnings totaling $309 million and $309 million, respectively, to pay the fee are recorded as part of Spent Nuclear Fuel and Decommissioning Trusts.  I&M has not paid the government the pre-April 1983 fees due to continued delays and uncertainties related to the federal disposal program.

In 2011, I&M signed a settlement agreement with the federal government which permits I&M to make annual filings to recover certain SNF storage costs incurred as a result of the government’s delays in accepting SNF for permanent storage.  Under the settlement agreement, I&M received $13 million, $22 million and $31 million in 2015, 2014 and 2013, respectively, to recover costs and will be eligible to receive additional payment of annual claims for allowed costs that are incurred through December 31, 2016.  The proceeds reduced costs for dry cask storage.  As of December 31, 2015, I&M has deferred $6 million in Prepayments and Other Current Assets and $21 million in Deferred Charges and Other Noncurrent Assets on the balance sheet of dry cask storage and related operation and maintenance costs for recovery under this agreement.

See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 11 for disclosure of the fair value of assets within the trusts.

Nuclear Incident Liability

I&M carries insurance coverage for a nuclear incident at the Cook Plant for property damage, decommissioning and decontamination in the amount of $2.8 billion.  Insurance coverage for a nonnuclear incident at the Cook Plant is $1.7 billion.  Additional insurance provides coverage for a weekly indemnity payment resulting from an insured accidental outage.  I&M utilizes industry mutual insurers for the placement of this insurance coverage.  Participation in this mutual insurance requires a contingent financial obligation of up to $49 million for I&M which is assessable if the insurer’s financial resources would be inadequate to pay for losses.
The Price-Anderson Act, extended through December 31, 2025, establishes insurance protection for public liability arising from a nuclear incident at $13.5 billion and covers any incident at a licensed reactor in the U.S.  Commercially available insurance, which must be carried for each licensed reactor, provides $375 million of coverage.  In the event of a nuclear incident at any nuclear plant in the U.S., the remainder of the liability would be provided by a deferred premium assessment of $127 million on each licensed reactor in the U.S. payable in annual installments of $19 million.  As a result, I&M could be assessed $255 million per nuclear incident payable in annual installments of $38 million.  The number of incidents for which payments could be required is not limited.

In the event of an incident of a catastrophic nature, I&M is initially covered for the first $375 million through commercially available insurance.  The next level of liability coverage of up to $13.1 billion would be covered by claims made under the Price-Anderson Act.  If the liability were in excess of amounts recoverable from insurance and retrospective claim payments made under the Price-Anderson Act, I&M would seek to recover those amounts from customers through rate increases.  In the event nuclear losses or liabilities are underinsured or exceed accumulated funds and recovery from customers is not possible, it could reduce future net income and cash flows and impact financial condition.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses

The Registrants maintain insurance coverage normal and customary for electric utilities, subject to various deductibles.  The Registrants also maintain property and casualty insurance that may cover certain physical damage or third-party injuries caused by cyber security incidents. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions.  Covered property generally includes power plants, substations, facilities and inventories.  Excluded property generally includes transmission and distribution lines, poles and towers.  The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrants.  Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

See “Nuclear Contingencies” section of this footnote for a discussion of I&M’s nuclear exposures and related insurance.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to a cyber security incident or damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant.  Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could reduce future net income and cash flows and impact financial condition.

Rockport Plant Litigation (Applies to AEP and I&M)

In July 2013, the Wilmington Trust Company filed a complaint in U.S. District Court for the Southern District of New York against AEGCo and I&M alleging that it will be unlawfully burdened by the terms of the modified NSR consent decree after the Rockport Plant, Unit 2 lease expiration in December 2022.  The terms of the consent decree allow the installation of environmental emission control equipment, repowering or retirement of the unit.  The plaintiff further alleges that the defendants’ actions constitute breach of the lease and participation agreement.  The plaintiff seeks a judgment declaring that the defendants breached the lease, must satisfy obligations related to installation of emission control equipment and indemnify the plaintiff.  The New York court granted a motion to transfer this case to the U.S. District Court for the Southern District of Ohio.  In October 2013, a motion to dismiss the case was filed on behalf of AEGCo and I&M. In January 2015, the court issued an opinion and order granting the motion in part and denying the motion in part. The court dismissed certain of the plaintiff’s claims. Several claims remain, including the claim for breach of the participation agreement and a claim alleging breach of an implied covenant of good faith and fair dealing. In June 2015, AEGCo and I&M filed a motion for partial judgment on the claims seeking dismissal of the breach of participation agreement claim as well as any claim for indemnification of costs associated with this case. The plaintiff subsequently filed an amended complaint to add another claim under the lease and also filed a motion for partial summary judgment. In November 2015, AEGCo and I&M filed a motion to strike the plaintiff’s motion for partial judgment and filed a motion to dismiss the case for failure to state a claim. Management will continue to defend against the remaining claims.  Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Natural Gas Markets Lawsuits (Applies to AEP)

In 2002, the Lieutenant Governor of California filed a lawsuit in Los Angeles County California Superior Court against numerous energy companies, including AEP, alleging violations of California law through alleged fraudulent reporting of false natural gas price and volume information with an intent to affect the market price of natural gas and electricity.  AEP was dismissed from the case.  A number of similar cases were also filed in California and in state and federal courts in several states making essentially the same allegations under federal or state laws against the same companies.  AEP (or a subsidiary) is among the companies named as defendants in some of these cases.  AEP settled, received summary judgment or was dismissed from all of these cases.  The plaintiffs appealed the Nevada federal district court’s dismissal of several cases involving AEP companies to the U.S. Court of Appeals for the Ninth Circuit.  In April 2013, the appellate court reversed in part, and affirmed in part, the district court’s orders in these cases.  The appellate court reversed the district court’s holding that the state antitrust claims were preempted by the Natural Gas Act and the order dismissing AEP from two of the cases on personal jurisdiction grounds and affirmed the decision denying leave to the plaintiffs to amend their complaints in two of the cases.  Defendants in these cases, including AEP, filed a petition seeking further review with the U.S. Supreme Court on the preemption issue. AEP also subsequently filed a separate petition with the U.S. Supreme Court seeking review of the personal jurisdiction issue. In July 2014, the U.S. Supreme Court granted the defendants’ previously filed petition for further review with the U.S. Supreme Court on the preemption issue. Oral argument occurred in January 2015. In April 2015, the U.S. Supreme Court affirmed the judgment of the U.S. Court of Appeals for the Ninth Circuit on the preemption issue, holding that the plaintiffs’ state antitrust claims were not preempted by the Natural Gas Act. The U.S. Supreme Court denied AEP’s petition for review of the personal jurisdiction issue shortly thereafter. The cases were remanded to the district court for further proceedings. There are four pending cases, of which three are class actions and one is a single plaintiff case. A tentative settlement has been reached in the three class actions. This settlement, once finalized, will be subject to court approval. Management will continue to defend the remaining case. Management is unable to determine the amount of potential additional loss that is reasonably possible of occurring.

Wage and Hours Lawsuit (Applies to AEP and PSO)

In August 2013, PSO received an amended complaint filed in the U.S. District Court for the Northern District of Oklahoma by 36 current and former line and warehouse employees alleging that they were denied overtime pay in violation of the Fair Labor Standards Act.  Plaintiffs claim that they are entitled to overtime pay for “on call” time. They allege that restrictions placed on them during on call hours are burdensome enough that they are entitled to compensation for these hours as hours worked.  Plaintiffs also filed a motion to conditionally certify this action as a class action, claiming there are an additional 70 individuals similarly situated to plaintiffs.  Plaintiffs seek damages in the amount of unpaid overtime over a three-year period and liquidated damages in the same amount.

In March 2014, the federal court granted plaintiffs’ motion to conditionally certify the action as a class action.  Notice was given to all potential class members and an additional 44 individuals opted in to the class, bringing the plaintiff class to 80 current and former employees. Two plaintiffs have since dismissed their claims without prejudice, leaving 78 plaintiffs. In January 2016, the plaintiffs’ lead counsel filed a motion to withdraw from the case and the motion was denied by the court. Subsequently, a motion to dismiss without prejudice was filed on behalf of 35 named plaintiffs. In February 2016, PSO filed a motion for summary judgment. Management will continue to defend the case. Management does not believe a loss is probable. If there is an unfavorable outcome contrary to expectations, management estimates possible losses of up to $30 million.
National Do Not Call Registry Lawsuit (Applies to AEP)
In May 2014, AEP Energy was served with a complaint filed in the U.S. District Court for the Northern District of Illinois, alleging violations of the Telephone Consumer Protection Act (TCPA). The plaintiff alleges that he received telemarketing calls on behalf of AEP Energy despite having registered his telephone number on the National Do Not Call Registry. Plaintiff seeks to represent a class of persons who allegedly received such calls. Plaintiff seeks statutory damages under the TCPA on behalf of himself and the alleged class as well as injunctive relief. As a result of a mediation held in October 2014, the parties reached an agreement in principle, subject to final documentation and preliminary and final court approval. The court granted final approval of the settlement in September 2015 and terminated the case in November 2015. The settlement had an immaterial impact to AEP’s financial statements.

Gavin Landfill Litigation (Applies to AEP and OPCo)
In August 2014, a complaint was filed in the Mason County, West Virginia Circuit Court against AEP, AEPSC, OPCo and an individual supervisor alleging wrongful death and personal injury/illness claims arising out of purported exposure to coal combustion by-product waste at the Gavin Plant landfill.  The lawsuit was filed on behalf of 77 plaintiffs, consisting of 39 current and former contractors of the landfill and 38 family members of those contractors.  Eleven of the family members are pursuing personal injury/illness claims and the remainder are pursuing loss of consortium claims.  The plaintiffs seek compensatory and punitive damages, as well as medical monitoring.  In September 2014, management filed a motion to dismiss the complaint, contending the case should be filed in Ohio. In August 2015, the court denied the motion. Management appealed that decision to the West Virginia Supreme Court. In February 2016, a decision was issued by the court denying the appeal and remanding the case to the West Virginia Mass Litigation Panel rather than back to the Mason County, West Virginia Circuit Court. Management will continue to defend against the claims.  Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Public Service Co Of Oklahoma [Member]
Commitments, Guarantees and Contingencies
COMMITMENTS, GUARANTEES AND CONTINGENCIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants are subject to certain claims and legal actions arising in the ordinary course of business.  In addition, the Registrants business activities are subject to extensive governmental regulation related to public health and the environment.  The ultimate outcome of such pending or potential litigation against the Registrants cannot be predicted.  Management accrues contingent liabilities only when management concludes that it is both probable that a liability has been incurred at the date of the financial statements and the amount of loss can be reasonably estimated. When management determines that it is not probable, but rather reasonably possible that a liability has been incurred at the date of the financial statements, management discloses such contingencies and the possible loss or range of loss if such estimate can be made. Any estimated range is based on currently available information and involves elements of judgment and significant uncertainties. Any estimated range of possible loss may not represent the maximum possible loss exposure. Circumstances change over time and actual results may vary significantly from estimates.

For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the financial statements.
COMMITMENTS

Construction and Commitments

The AEP System has substantial construction commitments to support its operations and environmental investments.  In managing the overall construction program and in the normal course of business, AEP subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. Fuel, materials, supplies, services and property, plant and equipment are also purchased under contract as part of the normal course of business.  Certain supply contracts contain penalty provisions for early termination.

In accordance with the accounting guidance for “Commitments”, the following tables summarize the Registrants’ actual contractual commitments as of December 31, 2015:

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,038.0	$2,442.7	$1,723.6	$1,072.6	$7,276.9
Energy and Capacity Purchase Contracts	203.0	431.5	437.1	1,961.7	3,033.3
Construction Contracts for Capital Assets (b)	178.6	—	—	—	178.6
Total	$2,419.6	$2,874.2	$2,160.7	$3,034.3	$10,488.8

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$447.4	$585.8	$486.8	$244.8	$1,764.8
Energy and Capacity Purchase Contracts	33.0	67.3	69.8	473.5	643.6
Construction Contracts for Capital Assets (b)	19.5	—	—	—	19.5
Total	$499.9	$653.1	$556.6	$718.3	$2,427.9

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$394.2	$349.9	$252.2	$286.4	$1,282.7
Energy and Capacity Purchase Contracts	108.1	230.1	236.0	613.9	1,188.1
Construction Contracts for Capital Assets (b)	8.8	—	—	—	8.8
Total	$511.1	$580.0	$488.2	$900.3	$2,479.6

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$27.0	$54.8	$56.2	$479.9	$617.9
Construction Contracts for Capital Assets (b)	4.7	—	—	—	4.7
Total	$31.7	$54.8	$56.2	$479.9	$622.6

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$123.7	$86.8	$41.8	$41.8	$294.1
Energy and Capacity Purchase Contracts	83.6	182.2	181.9	369.7	817.4
Construction Contracts for Capital Assets (b)	1.8	—	—	—	1.8
Total	$209.1	$269.0	$223.7	$411.5	$1,113.3

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$198.5	$136.8	$78.6	$69.8	$483.7
Energy and Capacity Purchase Contracts	27.3	66.0	67.7	204.6	365.6
Construction Contracts for Capital Assets (b)	4.8	—	—	—	4.8
Total	$230.6	$202.8	$146.3	$274.4	$854.1

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.”  There is no collateral held in relation to any guarantees.  In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit (Applies to AEP, APCo, I&M and OPCo)

Standby letters of credit are entered into with third parties.  These letters of credit are issued in the ordinary course of business and cover items such as natural gas and electricity risk management contracts, construction contracts, insurance programs, security deposits and debt service reserves.

AEP has two revolving credit facilities totaling $3.5 billion, under which up to $1.2 billion may be issued as letters of credit on behalf of subsidiaries.  As of December 31, 2015, AEP’s maximum future payments for letters of credit issued under the revolving credit facilities were $23 million with maturities ranging from February 2016 to December 2016. In January 2016, the letter of credit maturing in February 2016 was replaced with a new letter of credit expiring in January 2017.

An uncommitted facility gives the issuer of the facility the right to accept or decline each request made under the facility. AEP also issues letters of credit on behalf of subsidiaries under three uncommitted facilities totaling $225 million.  As of December 31, 2015, the Registrants’ maximum future payments for letters of credit issued under the uncommitted facilities were as follows:

Company	Amount	Maturity
	(in millions)
AEP	$124.6	June 2016 to December 2016
OPCo	4.2	September 2016

The Registrants have $477 million of variable rate Pollution Control Bonds supported by $482 million of bilateral letters of credit as follows:

Company	Pollution Control Bonds	Bilateral Letters of Credit		Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$476.7	$482.1	(a)	March 2016 to July 2017
APCo	229.7	232.3	(a)	March 2016 to March 2017
I&M	77.0	77.9		March 2017

(a)	In January 2016, $76 million of bilateral letters of credit maturing in March 2016 were cancelled.

Guarantees of Third-Party Obligations (Applies to AEP and SWEPCo)

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation of $115 million.  Since SWEPCo uses self-bonding, the guarantee provides for SWEPCo to commit to use its resources to complete the reclamation in the event the work is not completed by Sabine.  This guarantee ends upon depletion of reserves and completion of final reclamation.  Based on the latest study completed in 2010, it is estimated the reserves will be depleted in 2036 with final reclamation completed by 2046 at an estimated cost of approximately $58 million.  Actual reclamation costs could vary due to period inflation and any changes to actual mine reclamation.  As of December 31, 2015, SWEPCo has collected approximately $65 million through a rider for final mine closure and reclamation costs, of which $15 million is recorded in Deferred Credits and Other Noncurrent Liabilities and $50 million is recorded in Asset Retirement Obligations on SWEPCo’s balance sheet.

Sabine charges SWEPCo, its only customer, all of its costs.  SWEPCo passes these costs to customers through its fuel clause.

Indemnifications and Other Guarantees

Contracts

The Registrants enter into certain types of contracts which require indemnifications.  Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements.  Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters.  With respect to sale agreements, exposure generally does not exceed the sale price.  As of December 31, 2015, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of AEP companies related to power purchase and sale activity.  PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to power purchase and sale activity.

Lease Obligations

Certain Registrants lease certain equipment under master lease agreements.  See “Master Lease Agreements”, “Railcar Lease” and “AEPRO Boat and Barge Leases” sections of Note 13 for disclosure of lease residual value guarantees.
ENVIRONMENTAL CONTINGENCIES

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF.  Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized.  In addition, the generation plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials.  The Registrants currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that are released to the environment.  The Federal EPA administers the clean-up programs.  Several states enacted similar laws.  As of December 31, 2015, APCo and OPCo are named as a Potentially Responsible Party (PRP) for one site and three sites, respectively, by the Federal EPA for which alleged liability is unresolved.  There are nine additional sites for which APCo, I&M, OPCo, SWEPCo and other AEP subsidiaries received information requests which could lead to PRP designation.  I&M has also been named potentially liable at two sites under state law including the I&M site discussed in the next paragraph.  SWEPCo has also been named potentially liable at one site under state law.  In those instances where a PRP or defendant has been named, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories.  Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm.  I&M started remediation work in accordance with a plan approved by MDEQ. In 2014, I&M recorded an accrual for remediation at certain additional sites in Michigan. As a result of receiving approval of completed remediation work from the MDEQ in March 2015, I&M’s accrual was reduced. As of December 31, 2015, I&M’s accrual for all of these sites is $8 million.  As the remediation work is completed, I&M’s cost may change as new information becomes available concerning either the level of contamination at the sites or changes in the scope of remediation.  Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability.  Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous.  Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises.  At present, management’s estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M sites discussed above.

NUCLEAR CONTINGENCIES (APPLIES TO AEP AND I&M)

I&M owns and operates the two-unit 2,191 MW Cook Plant under licenses granted by the Nuclear Regulatory Commission (NRC).  I&M has a significant future financial commitment to dispose of SNF and to safely decommission and decontaminate the plant.  The licenses to operate the two nuclear units at the Cook Plant expire in 2034 and 2037.  The operation of a nuclear facility also involves special risks, potential liabilities and specific regulatory and safety requirements.  By agreement, I&M is partially liable, together with all other electric utility companies that own nuclear generation units, for a nuclear power plant incident at any nuclear plant in the U.S.  Should a nuclear incident occur at any nuclear power plant in the U.S., the resultant liability could be substantial.

Decommissioning and Low Level Waste Accumulation Disposal

The cost to decommission a nuclear plant is affected by NRC regulations and the SNF disposal program.  Decommissioning costs are accrued over the service life of the Cook Plant.  The most recent decommissioning cost study was performed in 2015.  According to that study, the estimated cost of decommissioning and disposal of low-level radioactive waste is $1.6 billion in 2015 nondiscounted dollars, with additional ongoing costs of $5 million per year for post decommissioning storage of SNF and an eventual cost of $57 million for the subsequent decommissioning of the spent fuel storage facility, also in 2015 nondiscounted dollars. I&M recovers estimated decommissioning costs for the Cook Plant in its rates.  The amounts recovered in rates were $9 million, $9 million and $10 million for the years ended December 31, 2015, 2014 and 2013, respectively.  Decommissioning costs recovered from customers are deposited in external trusts.

As of December 31, 2015 and 2014, the total decommissioning trust fund balance was $1.8 billion and $1.8 billion, respectively.  Trust fund earnings increase the fund assets and decrease the amount remaining to be recovered from ratepayers.  The decommissioning costs (including interest, unrealized gains and losses and expenses of the trust funds) increase or decrease the recorded liability.

I&M continues to work with regulators and customers to recover the remaining estimated costs of decommissioning the Cook Plant.  However, future net income and cash flows would be reduced and financial condition could be impacted if the cost of SNF disposal and decommissioning continues to increase and cannot be recovered.

SNF Disposal

The federal government is responsible for permanent SNF disposal and assesses fees to nuclear plant owners for SNF disposal.  A fee of one mill per KWh for fuel consumed after April 6, 1983 at the Cook Plant is being collected from customers and remitted to the U.S. Treasury.  This fee was terminated in May 2014. As of December 31, 2015 and 2014, fees and related interest of $266 million and $266 million, respectively, for fuel consumed prior to April 7, 1983 have been recorded as Long-term Debt and funds collected from customers along with related earnings totaling $309 million and $309 million, respectively, to pay the fee are recorded as part of Spent Nuclear Fuel and Decommissioning Trusts.  I&M has not paid the government the pre-April 1983 fees due to continued delays and uncertainties related to the federal disposal program.

In 2011, I&M signed a settlement agreement with the federal government which permits I&M to make annual filings to recover certain SNF storage costs incurred as a result of the government’s delays in accepting SNF for permanent storage.  Under the settlement agreement, I&M received $13 million, $22 million and $31 million in 2015, 2014 and 2013, respectively, to recover costs and will be eligible to receive additional payment of annual claims for allowed costs that are incurred through December 31, 2016.  The proceeds reduced costs for dry cask storage.  As of December 31, 2015, I&M has deferred $6 million in Prepayments and Other Current Assets and $21 million in Deferred Charges and Other Noncurrent Assets on the balance sheet of dry cask storage and related operation and maintenance costs for recovery under this agreement.

See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 11 for disclosure of the fair value of assets within the trusts.

Nuclear Incident Liability

I&M carries insurance coverage for a nuclear incident at the Cook Plant for property damage, decommissioning and decontamination in the amount of $2.8 billion.  Insurance coverage for a nonnuclear incident at the Cook Plant is $1.7 billion.  Additional insurance provides coverage for a weekly indemnity payment resulting from an insured accidental outage.  I&M utilizes industry mutual insurers for the placement of this insurance coverage.  Participation in this mutual insurance requires a contingent financial obligation of up to $49 million for I&M which is assessable if the insurer’s financial resources would be inadequate to pay for losses.
The Price-Anderson Act, extended through December 31, 2025, establishes insurance protection for public liability arising from a nuclear incident at $13.5 billion and covers any incident at a licensed reactor in the U.S.  Commercially available insurance, which must be carried for each licensed reactor, provides $375 million of coverage.  In the event of a nuclear incident at any nuclear plant in the U.S., the remainder of the liability would be provided by a deferred premium assessment of $127 million on each licensed reactor in the U.S. payable in annual installments of $19 million.  As a result, I&M could be assessed $255 million per nuclear incident payable in annual installments of $38 million.  The number of incidents for which payments could be required is not limited.

In the event of an incident of a catastrophic nature, I&M is initially covered for the first $375 million through commercially available insurance.  The next level of liability coverage of up to $13.1 billion would be covered by claims made under the Price-Anderson Act.  If the liability were in excess of amounts recoverable from insurance and retrospective claim payments made under the Price-Anderson Act, I&M would seek to recover those amounts from customers through rate increases.  In the event nuclear losses or liabilities are underinsured or exceed accumulated funds and recovery from customers is not possible, it could reduce future net income and cash flows and impact financial condition.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses

The Registrants maintain insurance coverage normal and customary for electric utilities, subject to various deductibles.  The Registrants also maintain property and casualty insurance that may cover certain physical damage or third-party injuries caused by cyber security incidents. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions.  Covered property generally includes power plants, substations, facilities and inventories.  Excluded property generally includes transmission and distribution lines, poles and towers.  The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrants.  Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

See “Nuclear Contingencies” section of this footnote for a discussion of I&M’s nuclear exposures and related insurance.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to a cyber security incident or damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant.  Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could reduce future net income and cash flows and impact financial condition.

Rockport Plant Litigation (Applies to AEP and I&M)

In July 2013, the Wilmington Trust Company filed a complaint in U.S. District Court for the Southern District of New York against AEGCo and I&M alleging that it will be unlawfully burdened by the terms of the modified NSR consent decree after the Rockport Plant, Unit 2 lease expiration in December 2022.  The terms of the consent decree allow the installation of environmental emission control equipment, repowering or retirement of the unit.  The plaintiff further alleges that the defendants’ actions constitute breach of the lease and participation agreement.  The plaintiff seeks a judgment declaring that the defendants breached the lease, must satisfy obligations related to installation of emission control equipment and indemnify the plaintiff.  The New York court granted a motion to transfer this case to the U.S. District Court for the Southern District of Ohio.  In October 2013, a motion to dismiss the case was filed on behalf of AEGCo and I&M. In January 2015, the court issued an opinion and order granting the motion in part and denying the motion in part. The court dismissed certain of the plaintiff’s claims. Several claims remain, including the claim for breach of the participation agreement and a claim alleging breach of an implied covenant of good faith and fair dealing. In June 2015, AEGCo and I&M filed a motion for partial judgment on the claims seeking dismissal of the breach of participation agreement claim as well as any claim for indemnification of costs associated with this case. The plaintiff subsequently filed an amended complaint to add another claim under the lease and also filed a motion for partial summary judgment. In November 2015, AEGCo and I&M filed a motion to strike the plaintiff’s motion for partial judgment and filed a motion to dismiss the case for failure to state a claim. Management will continue to defend against the remaining claims.  Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Natural Gas Markets Lawsuits (Applies to AEP)

In 2002, the Lieutenant Governor of California filed a lawsuit in Los Angeles County California Superior Court against numerous energy companies, including AEP, alleging violations of California law through alleged fraudulent reporting of false natural gas price and volume information with an intent to affect the market price of natural gas and electricity.  AEP was dismissed from the case.  A number of similar cases were also filed in California and in state and federal courts in several states making essentially the same allegations under federal or state laws against the same companies.  AEP (or a subsidiary) is among the companies named as defendants in some of these cases.  AEP settled, received summary judgment or was dismissed from all of these cases.  The plaintiffs appealed the Nevada federal district court’s dismissal of several cases involving AEP companies to the U.S. Court of Appeals for the Ninth Circuit.  In April 2013, the appellate court reversed in part, and affirmed in part, the district court’s orders in these cases.  The appellate court reversed the district court’s holding that the state antitrust claims were preempted by the Natural Gas Act and the order dismissing AEP from two of the cases on personal jurisdiction grounds and affirmed the decision denying leave to the plaintiffs to amend their complaints in two of the cases.  Defendants in these cases, including AEP, filed a petition seeking further review with the U.S. Supreme Court on the preemption issue. AEP also subsequently filed a separate petition with the U.S. Supreme Court seeking review of the personal jurisdiction issue. In July 2014, the U.S. Supreme Court granted the defendants’ previously filed petition for further review with the U.S. Supreme Court on the preemption issue. Oral argument occurred in January 2015. In April 2015, the U.S. Supreme Court affirmed the judgment of the U.S. Court of Appeals for the Ninth Circuit on the preemption issue, holding that the plaintiffs’ state antitrust claims were not preempted by the Natural Gas Act. The U.S. Supreme Court denied AEP’s petition for review of the personal jurisdiction issue shortly thereafter. The cases were remanded to the district court for further proceedings. There are four pending cases, of which three are class actions and one is a single plaintiff case. A tentative settlement has been reached in the three class actions. This settlement, once finalized, will be subject to court approval. Management will continue to defend the remaining case. Management is unable to determine the amount of potential additional loss that is reasonably possible of occurring.

Wage and Hours Lawsuit (Applies to AEP and PSO)

In August 2013, PSO received an amended complaint filed in the U.S. District Court for the Northern District of Oklahoma by 36 current and former line and warehouse employees alleging that they were denied overtime pay in violation of the Fair Labor Standards Act.  Plaintiffs claim that they are entitled to overtime pay for “on call” time. They allege that restrictions placed on them during on call hours are burdensome enough that they are entitled to compensation for these hours as hours worked.  Plaintiffs also filed a motion to conditionally certify this action as a class action, claiming there are an additional 70 individuals similarly situated to plaintiffs.  Plaintiffs seek damages in the amount of unpaid overtime over a three-year period and liquidated damages in the same amount.

In March 2014, the federal court granted plaintiffs’ motion to conditionally certify the action as a class action.  Notice was given to all potential class members and an additional 44 individuals opted in to the class, bringing the plaintiff class to 80 current and former employees. Two plaintiffs have since dismissed their claims without prejudice, leaving 78 plaintiffs. In January 2016, the plaintiffs’ lead counsel filed a motion to withdraw from the case and the motion was denied by the court. Subsequently, a motion to dismiss without prejudice was filed on behalf of 35 named plaintiffs. In February 2016, PSO filed a motion for summary judgment. Management will continue to defend the case. Management does not believe a loss is probable. If there is an unfavorable outcome contrary to expectations, management estimates possible losses of up to $30 million.
National Do Not Call Registry Lawsuit (Applies to AEP)
In May 2014, AEP Energy was served with a complaint filed in the U.S. District Court for the Northern District of Illinois, alleging violations of the Telephone Consumer Protection Act (TCPA). The plaintiff alleges that he received telemarketing calls on behalf of AEP Energy despite having registered his telephone number on the National Do Not Call Registry. Plaintiff seeks to represent a class of persons who allegedly received such calls. Plaintiff seeks statutory damages under the TCPA on behalf of himself and the alleged class as well as injunctive relief. As a result of a mediation held in October 2014, the parties reached an agreement in principle, subject to final documentation and preliminary and final court approval. The court granted final approval of the settlement in September 2015 and terminated the case in November 2015. The settlement had an immaterial impact to AEP’s financial statements.

Gavin Landfill Litigation (Applies to AEP and OPCo)
In August 2014, a complaint was filed in the Mason County, West Virginia Circuit Court against AEP, AEPSC, OPCo and an individual supervisor alleging wrongful death and personal injury/illness claims arising out of purported exposure to coal combustion by-product waste at the Gavin Plant landfill.  The lawsuit was filed on behalf of 77 plaintiffs, consisting of 39 current and former contractors of the landfill and 38 family members of those contractors.  Eleven of the family members are pursuing personal injury/illness claims and the remainder are pursuing loss of consortium claims.  The plaintiffs seek compensatory and punitive damages, as well as medical monitoring.  In September 2014, management filed a motion to dismiss the complaint, contending the case should be filed in Ohio. In August 2015, the court denied the motion. Management appealed that decision to the West Virginia Supreme Court. In February 2016, a decision was issued by the court denying the appeal and remanding the case to the West Virginia Mass Litigation Panel rather than back to the Mason County, West Virginia Circuit Court. Management will continue to defend against the claims.  Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Southwestern Electric Power Co [Member]
Commitments, Guarantees and Contingencies
COMMITMENTS, GUARANTEES AND CONTINGENCIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants are subject to certain claims and legal actions arising in the ordinary course of business.  In addition, the Registrants business activities are subject to extensive governmental regulation related to public health and the environment.  The ultimate outcome of such pending or potential litigation against the Registrants cannot be predicted.  Management accrues contingent liabilities only when management concludes that it is both probable that a liability has been incurred at the date of the financial statements and the amount of loss can be reasonably estimated. When management determines that it is not probable, but rather reasonably possible that a liability has been incurred at the date of the financial statements, management discloses such contingencies and the possible loss or range of loss if such estimate can be made. Any estimated range is based on currently available information and involves elements of judgment and significant uncertainties. Any estimated range of possible loss may not represent the maximum possible loss exposure. Circumstances change over time and actual results may vary significantly from estimates.

For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the financial statements.
COMMITMENTS

Construction and Commitments

The AEP System has substantial construction commitments to support its operations and environmental investments.  In managing the overall construction program and in the normal course of business, AEP subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. Fuel, materials, supplies, services and property, plant and equipment are also purchased under contract as part of the normal course of business.  Certain supply contracts contain penalty provisions for early termination.

In accordance with the accounting guidance for “Commitments”, the following tables summarize the Registrants’ actual contractual commitments as of December 31, 2015:

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,038.0	$2,442.7	$1,723.6	$1,072.6	$7,276.9
Energy and Capacity Purchase Contracts	203.0	431.5	437.1	1,961.7	3,033.3
Construction Contracts for Capital Assets (b)	178.6	—	—	—	178.6
Total	$2,419.6	$2,874.2	$2,160.7	$3,034.3	$10,488.8

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$447.4	$585.8	$486.8	$244.8	$1,764.8
Energy and Capacity Purchase Contracts	33.0	67.3	69.8	473.5	643.6
Construction Contracts for Capital Assets (b)	19.5	—	—	—	19.5
Total	$499.9	$653.1	$556.6	$718.3	$2,427.9

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$394.2	$349.9	$252.2	$286.4	$1,282.7
Energy and Capacity Purchase Contracts	108.1	230.1	236.0	613.9	1,188.1
Construction Contracts for Capital Assets (b)	8.8	—	—	—	8.8
Total	$511.1	$580.0	$488.2	$900.3	$2,479.6

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$27.0	$54.8	$56.2	$479.9	$617.9
Construction Contracts for Capital Assets (b)	4.7	—	—	—	4.7
Total	$31.7	$54.8	$56.2	$479.9	$622.6

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$123.7	$86.8	$41.8	$41.8	$294.1
Energy and Capacity Purchase Contracts	83.6	182.2	181.9	369.7	817.4
Construction Contracts for Capital Assets (b)	1.8	—	—	—	1.8
Total	$209.1	$269.0	$223.7	$411.5	$1,113.3

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$198.5	$136.8	$78.6	$69.8	$483.7
Energy and Capacity Purchase Contracts	27.3	66.0	67.7	204.6	365.6
Construction Contracts for Capital Assets (b)	4.8	—	—	—	4.8
Total	$230.6	$202.8	$146.3	$274.4	$854.1

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.”  There is no collateral held in relation to any guarantees.  In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit (Applies to AEP, APCo, I&M and OPCo)

Standby letters of credit are entered into with third parties.  These letters of credit are issued in the ordinary course of business and cover items such as natural gas and electricity risk management contracts, construction contracts, insurance programs, security deposits and debt service reserves.

AEP has two revolving credit facilities totaling $3.5 billion, under which up to $1.2 billion may be issued as letters of credit on behalf of subsidiaries.  As of December 31, 2015, AEP’s maximum future payments for letters of credit issued under the revolving credit facilities were $23 million with maturities ranging from February 2016 to December 2016. In January 2016, the letter of credit maturing in February 2016 was replaced with a new letter of credit expiring in January 2017.

An uncommitted facility gives the issuer of the facility the right to accept or decline each request made under the facility. AEP also issues letters of credit on behalf of subsidiaries under three uncommitted facilities totaling $225 million.  As of December 31, 2015, the Registrants’ maximum future payments for letters of credit issued under the uncommitted facilities were as follows:

Company	Amount	Maturity
	(in millions)
AEP	$124.6	June 2016 to December 2016
OPCo	4.2	September 2016

The Registrants have $477 million of variable rate Pollution Control Bonds supported by $482 million of bilateral letters of credit as follows:

Company	Pollution Control Bonds	Bilateral Letters of Credit		Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$476.7	$482.1	(a)	March 2016 to July 2017
APCo	229.7	232.3	(a)	March 2016 to March 2017
I&M	77.0	77.9		March 2017

(a)	In January 2016, $76 million of bilateral letters of credit maturing in March 2016 were cancelled.

Guarantees of Third-Party Obligations (Applies to AEP and SWEPCo)

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation of $115 million.  Since SWEPCo uses self-bonding, the guarantee provides for SWEPCo to commit to use its resources to complete the reclamation in the event the work is not completed by Sabine.  This guarantee ends upon depletion of reserves and completion of final reclamation.  Based on the latest study completed in 2010, it is estimated the reserves will be depleted in 2036 with final reclamation completed by 2046 at an estimated cost of approximately $58 million.  Actual reclamation costs could vary due to period inflation and any changes to actual mine reclamation.  As of December 31, 2015, SWEPCo has collected approximately $65 million through a rider for final mine closure and reclamation costs, of which $15 million is recorded in Deferred Credits and Other Noncurrent Liabilities and $50 million is recorded in Asset Retirement Obligations on SWEPCo’s balance sheet.

Sabine charges SWEPCo, its only customer, all of its costs.  SWEPCo passes these costs to customers through its fuel clause.

Indemnifications and Other Guarantees

Contracts

The Registrants enter into certain types of contracts which require indemnifications.  Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements.  Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters.  With respect to sale agreements, exposure generally does not exceed the sale price.  As of December 31, 2015, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of AEP companies related to power purchase and sale activity.  PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to power purchase and sale activity.

Lease Obligations

Certain Registrants lease certain equipment under master lease agreements.  See “Master Lease Agreements”, “Railcar Lease” and “AEPRO Boat and Barge Leases” sections of Note 13 for disclosure of lease residual value guarantees.
ENVIRONMENTAL CONTINGENCIES

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF.  Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized.  In addition, the generation plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials.  The Registrants currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that are released to the environment.  The Federal EPA administers the clean-up programs.  Several states enacted similar laws.  As of December 31, 2015, APCo and OPCo are named as a Potentially Responsible Party (PRP) for one site and three sites, respectively, by the Federal EPA for which alleged liability is unresolved.  There are nine additional sites for which APCo, I&M, OPCo, SWEPCo and other AEP subsidiaries received information requests which could lead to PRP designation.  I&M has also been named potentially liable at two sites under state law including the I&M site discussed in the next paragraph.  SWEPCo has also been named potentially liable at one site under state law.  In those instances where a PRP or defendant has been named, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories.  Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm.  I&M started remediation work in accordance with a plan approved by MDEQ. In 2014, I&M recorded an accrual for remediation at certain additional sites in Michigan. As a result of receiving approval of completed remediation work from the MDEQ in March 2015, I&M’s accrual was reduced. As of December 31, 2015, I&M’s accrual for all of these sites is $8 million.  As the remediation work is completed, I&M’s cost may change as new information becomes available concerning either the level of contamination at the sites or changes in the scope of remediation.  Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability.  Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous.  Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises.  At present, management’s estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M sites discussed above.

NUCLEAR CONTINGENCIES (APPLIES TO AEP AND I&M)

I&M owns and operates the two-unit 2,191 MW Cook Plant under licenses granted by the Nuclear Regulatory Commission (NRC).  I&M has a significant future financial commitment to dispose of SNF and to safely decommission and decontaminate the plant.  The licenses to operate the two nuclear units at the Cook Plant expire in 2034 and 2037.  The operation of a nuclear facility also involves special risks, potential liabilities and specific regulatory and safety requirements.  By agreement, I&M is partially liable, together with all other electric utility companies that own nuclear generation units, for a nuclear power plant incident at any nuclear plant in the U.S.  Should a nuclear incident occur at any nuclear power plant in the U.S., the resultant liability could be substantial.

Decommissioning and Low Level Waste Accumulation Disposal

The cost to decommission a nuclear plant is affected by NRC regulations and the SNF disposal program.  Decommissioning costs are accrued over the service life of the Cook Plant.  The most recent decommissioning cost study was performed in 2015.  According to that study, the estimated cost of decommissioning and disposal of low-level radioactive waste is $1.6 billion in 2015 nondiscounted dollars, with additional ongoing costs of $5 million per year for post decommissioning storage of SNF and an eventual cost of $57 million for the subsequent decommissioning of the spent fuel storage facility, also in 2015 nondiscounted dollars. I&M recovers estimated decommissioning costs for the Cook Plant in its rates.  The amounts recovered in rates were $9 million, $9 million and $10 million for the years ended December 31, 2015, 2014 and 2013, respectively.  Decommissioning costs recovered from customers are deposited in external trusts.

As of December 31, 2015 and 2014, the total decommissioning trust fund balance was $1.8 billion and $1.8 billion, respectively.  Trust fund earnings increase the fund assets and decrease the amount remaining to be recovered from ratepayers.  The decommissioning costs (including interest, unrealized gains and losses and expenses of the trust funds) increase or decrease the recorded liability.

I&M continues to work with regulators and customers to recover the remaining estimated costs of decommissioning the Cook Plant.  However, future net income and cash flows would be reduced and financial condition could be impacted if the cost of SNF disposal and decommissioning continues to increase and cannot be recovered.

SNF Disposal

The federal government is responsible for permanent SNF disposal and assesses fees to nuclear plant owners for SNF disposal.  A fee of one mill per KWh for fuel consumed after April 6, 1983 at the Cook Plant is being collected from customers and remitted to the U.S. Treasury.  This fee was terminated in May 2014. As of December 31, 2015 and 2014, fees and related interest of $266 million and $266 million, respectively, for fuel consumed prior to April 7, 1983 have been recorded as Long-term Debt and funds collected from customers along with related earnings totaling $309 million and $309 million, respectively, to pay the fee are recorded as part of Spent Nuclear Fuel and Decommissioning Trusts.  I&M has not paid the government the pre-April 1983 fees due to continued delays and uncertainties related to the federal disposal program.

In 2011, I&M signed a settlement agreement with the federal government which permits I&M to make annual filings to recover certain SNF storage costs incurred as a result of the government’s delays in accepting SNF for permanent storage.  Under the settlement agreement, I&M received $13 million, $22 million and $31 million in 2015, 2014 and 2013, respectively, to recover costs and will be eligible to receive additional payment of annual claims for allowed costs that are incurred through December 31, 2016.  The proceeds reduced costs for dry cask storage.  As of December 31, 2015, I&M has deferred $6 million in Prepayments and Other Current Assets and $21 million in Deferred Charges and Other Noncurrent Assets on the balance sheet of dry cask storage and related operation and maintenance costs for recovery under this agreement.

See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 11 for disclosure of the fair value of assets within the trusts.

Nuclear Incident Liability

I&M carries insurance coverage for a nuclear incident at the Cook Plant for property damage, decommissioning and decontamination in the amount of $2.8 billion.  Insurance coverage for a nonnuclear incident at the Cook Plant is $1.7 billion.  Additional insurance provides coverage for a weekly indemnity payment resulting from an insured accidental outage.  I&M utilizes industry mutual insurers for the placement of this insurance coverage.  Participation in this mutual insurance requires a contingent financial obligation of up to $49 million for I&M which is assessable if the insurer’s financial resources would be inadequate to pay for losses.
The Price-Anderson Act, extended through December 31, 2025, establishes insurance protection for public liability arising from a nuclear incident at $13.5 billion and covers any incident at a licensed reactor in the U.S.  Commercially available insurance, which must be carried for each licensed reactor, provides $375 million of coverage.  In the event of a nuclear incident at any nuclear plant in the U.S., the remainder of the liability would be provided by a deferred premium assessment of $127 million on each licensed reactor in the U.S. payable in annual installments of $19 million.  As a result, I&M could be assessed $255 million per nuclear incident payable in annual installments of $38 million.  The number of incidents for which payments could be required is not limited.

In the event of an incident of a catastrophic nature, I&M is initially covered for the first $375 million through commercially available insurance.  The next level of liability coverage of up to $13.1 billion would be covered by claims made under the Price-Anderson Act.  If the liability were in excess of amounts recoverable from insurance and retrospective claim payments made under the Price-Anderson Act, I&M would seek to recover those amounts from customers through rate increases.  In the event nuclear losses or liabilities are underinsured or exceed accumulated funds and recovery from customers is not possible, it could reduce future net income and cash flows and impact financial condition.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses

The Registrants maintain insurance coverage normal and customary for electric utilities, subject to various deductibles.  The Registrants also maintain property and casualty insurance that may cover certain physical damage or third-party injuries caused by cyber security incidents. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions.  Covered property generally includes power plants, substations, facilities and inventories.  Excluded property generally includes transmission and distribution lines, poles and towers.  The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrants.  Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

See “Nuclear Contingencies” section of this footnote for a discussion of I&M’s nuclear exposures and related insurance.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to a cyber security incident or damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant.  Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could reduce future net income and cash flows and impact financial condition.

Rockport Plant Litigation (Applies to AEP and I&M)

In July 2013, the Wilmington Trust Company filed a complaint in U.S. District Court for the Southern District of New York against AEGCo and I&M alleging that it will be unlawfully burdened by the terms of the modified NSR consent decree after the Rockport Plant, Unit 2 lease expiration in December 2022.  The terms of the consent decree allow the installation of environmental emission control equipment, repowering or retirement of the unit.  The plaintiff further alleges that the defendants’ actions constitute breach of the lease and participation agreement.  The plaintiff seeks a judgment declaring that the defendants breached the lease, must satisfy obligations related to installation of emission control equipment and indemnify the plaintiff.  The New York court granted a motion to transfer this case to the U.S. District Court for the Southern District of Ohio.  In October 2013, a motion to dismiss the case was filed on behalf of AEGCo and I&M. In January 2015, the court issued an opinion and order granting the motion in part and denying the motion in part. The court dismissed certain of the plaintiff’s claims. Several claims remain, including the claim for breach of the participation agreement and a claim alleging breach of an implied covenant of good faith and fair dealing. In June 2015, AEGCo and I&M filed a motion for partial judgment on the claims seeking dismissal of the breach of participation agreement claim as well as any claim for indemnification of costs associated with this case. The plaintiff subsequently filed an amended complaint to add another claim under the lease and also filed a motion for partial summary judgment. In November 2015, AEGCo and I&M filed a motion to strike the plaintiff’s motion for partial judgment and filed a motion to dismiss the case for failure to state a claim. Management will continue to defend against the remaining claims.  Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Natural Gas Markets Lawsuits (Applies to AEP)

In 2002, the Lieutenant Governor of California filed a lawsuit in Los Angeles County California Superior Court against numerous energy companies, including AEP, alleging violations of California law through alleged fraudulent reporting of false natural gas price and volume information with an intent to affect the market price of natural gas and electricity.  AEP was dismissed from the case.  A number of similar cases were also filed in California and in state and federal courts in several states making essentially the same allegations under federal or state laws against the same companies.  AEP (or a subsidiary) is among the companies named as defendants in some of these cases.  AEP settled, received summary judgment or was dismissed from all of these cases.  The plaintiffs appealed the Nevada federal district court’s dismissal of several cases involving AEP companies to the U.S. Court of Appeals for the Ninth Circuit.  In April 2013, the appellate court reversed in part, and affirmed in part, the district court’s orders in these cases.  The appellate court reversed the district court’s holding that the state antitrust claims were preempted by the Natural Gas Act and the order dismissing AEP from two of the cases on personal jurisdiction grounds and affirmed the decision denying leave to the plaintiffs to amend their complaints in two of the cases.  Defendants in these cases, including AEP, filed a petition seeking further review with the U.S. Supreme Court on the preemption issue. AEP also subsequently filed a separate petition with the U.S. Supreme Court seeking review of the personal jurisdiction issue. In July 2014, the U.S. Supreme Court granted the defendants’ previously filed petition for further review with the U.S. Supreme Court on the preemption issue. Oral argument occurred in January 2015. In April 2015, the U.S. Supreme Court affirmed the judgment of the U.S. Court of Appeals for the Ninth Circuit on the preemption issue, holding that the plaintiffs’ state antitrust claims were not preempted by the Natural Gas Act. The U.S. Supreme Court denied AEP’s petition for review of the personal jurisdiction issue shortly thereafter. The cases were remanded to the district court for further proceedings. There are four pending cases, of which three are class actions and one is a single plaintiff case. A tentative settlement has been reached in the three class actions. This settlement, once finalized, will be subject to court approval. Management will continue to defend the remaining case. Management is unable to determine the amount of potential additional loss that is reasonably possible of occurring.

Wage and Hours Lawsuit (Applies to AEP and PSO)

In August 2013, PSO received an amended complaint filed in the U.S. District Court for the Northern District of Oklahoma by 36 current and former line and warehouse employees alleging that they were denied overtime pay in violation of the Fair Labor Standards Act.  Plaintiffs claim that they are entitled to overtime pay for “on call” time. They allege that restrictions placed on them during on call hours are burdensome enough that they are entitled to compensation for these hours as hours worked.  Plaintiffs also filed a motion to conditionally certify this action as a class action, claiming there are an additional 70 individuals similarly situated to plaintiffs.  Plaintiffs seek damages in the amount of unpaid overtime over a three-year period and liquidated damages in the same amount.

In March 2014, the federal court granted plaintiffs’ motion to conditionally certify the action as a class action.  Notice was given to all potential class members and an additional 44 individuals opted in to the class, bringing the plaintiff class to 80 current and former employees. Two plaintiffs have since dismissed their claims without prejudice, leaving 78 plaintiffs. In January 2016, the plaintiffs’ lead counsel filed a motion to withdraw from the case and the motion was denied by the court. Subsequently, a motion to dismiss without prejudice was filed on behalf of 35 named plaintiffs. In February 2016, PSO filed a motion for summary judgment. Management will continue to defend the case. Management does not believe a loss is probable. If there is an unfavorable outcome contrary to expectations, management estimates possible losses of up to $30 million.
National Do Not Call Registry Lawsuit (Applies to AEP)
In May 2014, AEP Energy was served with a complaint filed in the U.S. District Court for the Northern District of Illinois, alleging violations of the Telephone Consumer Protection Act (TCPA). The plaintiff alleges that he received telemarketing calls on behalf of AEP Energy despite having registered his telephone number on the National Do Not Call Registry. Plaintiff seeks to represent a class of persons who allegedly received such calls. Plaintiff seeks statutory damages under the TCPA on behalf of himself and the alleged class as well as injunctive relief. As a result of a mediation held in October 2014, the parties reached an agreement in principle, subject to final documentation and preliminary and final court approval. The court granted final approval of the settlement in September 2015 and terminated the case in November 2015. The settlement had an immaterial impact to AEP’s financial statements.

Gavin Landfill Litigation (Applies to AEP and OPCo)
In August 2014, a complaint was filed in the Mason County, West Virginia Circuit Court against AEP, AEPSC, OPCo and an individual supervisor alleging wrongful death and personal injury/illness claims arising out of purported exposure to coal combustion by-product waste at the Gavin Plant landfill.  The lawsuit was filed on behalf of 77 plaintiffs, consisting of 39 current and former contractors of the landfill and 38 family members of those contractors.  Eleven of the family members are pursuing personal injury/illness claims and the remainder are pursuing loss of consortium claims.  The plaintiffs seek compensatory and punitive damages, as well as medical monitoring.  In September 2014, management filed a motion to dismiss the complaint, contending the case should be filed in Ohio. In August 2015, the court denied the motion. Management appealed that decision to the West Virginia Supreme Court. In February 2016, a decision was issued by the court denying the appeal and remanding the case to the West Virginia Mass Litigation Panel rather than back to the Mason County, West Virginia Circuit Court. Management will continue to defend against the claims.  Management is unable to determine a range of potential losses that are reasonably possible of occurring.